As filed with the Securities and Exchange Commission on March 13, 2007
Registration No. 333-140186
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☑ Post-Effective Amendment No. 1
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Peter V. Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

EXPLANATORY NOTE
The initial Registration Statement on Form N-14 and Pre-Effective Amendments Nos. 1 and 2 (collectively, the “Initial Registration Statement”) were filed pursuant to Rule 488 under the Securities Act of 1933 on January 24, 2007 (Accession Numbers 0000950123-07-000723/0000950123-07-000733/0000950123-07-000735). This Post-Effective Amendment No. 1 (the “Amendment”) incorporates by reference the information contained in Parts A and B of the Initial Registration Statement.
The sole purpose of the Amendment is to file pro forma financial statements relating to the reorganization of the Core Plus Fixed Income Fund and AXA Enterprise Multimanager Core Bond Fund.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*				Description		Value

	AXA Enterprise						AXA Enterprise
GS Core Plus Fixed	Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund	Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

				LONG-TERM DEBT SECURITIES:
				Asset-Backed and Mortgage-Backed Securities	16.0%
				Asset Backed Securities	8.6%
				ACE Securities Corp., Series 06-HE1 A2A
$—	$197,366	$—	$197,366	5.400%, 2/25/36 (b)		$—	$197,398	$—	$197,398
				Amortizing Residential Collateral Trust, Series 02-BC3M A
—	20,247	—	20,247	5.590%, 6/25/32 (b)		—	20,249	—	20,249
				Series 02-BC4 A
—	5,075	—	5,075	5.610%, 7/25/32 (b)		—	5,088	—	5,088
				Bank One Issuance Trust, Series 03-A9 A9
—	500,000	—	500,000	3.860%, 6/15/11		—	488,498	—	488,498
				Bear Stearns Asset Backed Securities, Inc., Series 01-3 A2
—	30,206	—	30,206	5.720%, 10/27/32 (b)		—	30,318	—	30,318
				Series 02-2 A1
—	16,483	—	16,483	5.650%, 10/25/32 (b)		—	16,509	—	16,509
				Series 03-2 A2
—	9,530	—	9,530	5.770%, 3/25/43 (b)		—	9,547	—	9,547
				Capital Auto Receivables Asset Trust, Series 04-2 A3
—	525,000	—	525,000	3.580%, 1/15/09		—	519,436	—	519,436
				Cendant Mortgage Corp., Series 03-A A2
—	7,912	—	7,912	6.000%, 7/25/43 §(b)		—	7,894	—	7,894
				Chase Issuance Trust, Series 04-A9 A10
—	150,000	—	150,000	3.220%, 6/15/10		—	147,853	—	147,853
				Chase Manhattan Auto Owner Trust, Series 05-A A4
—	176,978	—	176,978	3.870%, 6/15/09		—	175,170	—	175,170
				Citibank Credit Card Issuance Trust, Series 03-A6 A7
—	250,000	—	250,000	2.900%, 5/17/10		—	242,397	—	242,397
				Series 04-A4 A4
—	175,000	—	175,000	3.200%, 8/24/09		—	172,918	—	172,918
				Series 06-A2 A2
—	475,000	—	475,000	4.850%, 2/10/11		—	471,093	—	471,093
				Citibank Credit Card Master Trust I, Series 98-2 A
—	600,000	—	600,000	6.050%, 1/15/10		—	604,257	—	604,257
				Countrywide Asset-Backed Certificates, Series 04-13 AV4
—	77,295	—	77,295	5.610%, 6/25/35 (b)		—	77,373	—	77,373
				Series 05-BC5 3A1
—	66,599	—	66,599	5.420%, 1/25/36 (b)		—	66,604	—	66,604
				Series 05-IM2 A1
—	6,696	—	6,696	5.460%, 1/25/36 (b)		—	6,696	—	6,696
				Series 06-12 2A1
—	374,077	—	374,077	5.390%, 12/25/36 (b)		—	374,123	—	374,123
				Series 06-3 2A1
—	274,458	—	274,458	5.390%, 6/25/36 (b)		—	274,507	—	274,507
				Series 06-BC1 2A1
—	233,513	—	233,513	5.390%, 4/25/36 (b)		—	233,545	—	233,545
				CS First Boston Mortgage Securities Corp., Series 01-HE17 A1
—	3,311	—	3,311	5.940%, 1/25/32 (b)		—	3,312	—	3,312
				Daimler Chrysler Auto Trust, Series 05-A A3
—	182,191	—	182,191	3.490%, 12/8/08		—	181,300	—	181,300
				Series 05-B A3
—	355,909	—	355,909	4.040%, 9/8/09		—	353,474	—	353,474
				Fieldstone Mortgage Investment Corp., Series 06-2 2A2
—	418,501	—	418,501	5.410%, 7/25/36 (b)		—	418,527	—	418,527
				First Alliance Mortgage Loan Trust, Series 99-4 A3
—	8,672	—	8,672	6.080%, 3/20/31 (b)		—	8,673	—	8,673
				GSAA Home Equity Trust, Series 06-5 2A2
—	312,442	(312,442)	—	5.390%, 3/25/36 (b)		—	311,898	(311,898)	—
				GSAMP Trust, Series 02-NC1 A3
—	274	(274)	—	5.640%, 7/25/32 (b)		—	278	(278)	—
				Series 06-HE4 A2A
—	306,160	(306,160)	—	5.390%, 6/25/36 (b)		—	306,190	(306,190)	—
				Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
982,953	—	—	982,953	5.500%, 11/19/36 (b)		982,953	—	—	982,953
				Home Equity Asset Trust, Series 02-1 A5
—	257	—	257	5.620%, 11/25/32 (b)		—	257	—	257
				Lehman XS Trust Series 2006-2N, Class 1A1
2,295,975	—	—	2,295,975	5.58%, 2/25/46 (b)		2,300,340	—	—	2,300,340
				Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
113,246	—	—	113,246	5.700%, 11/25/34 (b)		113,495	—		113,495
				MBNA Credit Card Master Note Trust, Series 04-A4 A5
—	175,000	—	175,000	2.700%, 9/15/09		—	174,104	—	174,104
				Series 06-A1 A1
—	475,000	—	475,000	4.900%, 7/15/11		—	472,021	—	472,021
				MBNA Master Credit Card Trust, Series 00-L A
—	220,000	—	220,000	6.500%, 4/15/10		—	222,151	—	222,151
				Morgan Stanley ABS Capital I, Series 06-HE5 A2A
—	418,778	—	418,778	5.390%, 8/25/36 (b)		—	418,753	—	418,753
				Nissan Auto Receivables Owner Trust, Series 06-C A4
—	675,000	—	675,000	5.440%, 4/15/10		—	676,621		676,621
				Series 5-C A3
	525,000	—	525,000	4.190%, 7/15/09		—	520,026	—	520,026
				Quest Trust, Series 04-X2 A2
—	12,914	—	12,914	5.880%, 6/25/34 §(b)		—	12,951	—	12,951
				Renaissance Home Equity Loan Trust, Series 03-2A
—	4,861	—	4,861	5.760%, 8/25/33 (b)		—	4,873	—	4,873
				Series 03-3 A
—	13,466	—	13,466	5.820%, 12/25/33 (b)		—	13,565	—	13,565
				Residential Asset Mortgage Products, Inc., Series 05-RZ4 A1
—	287,321	—	287,321	5.440%, 11/25/35 (b)		—	287,363	—	287,363
				Residential Asset Securities Corp., Series 05-KS12 A1
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*				Description		Value

	AXA Enterprise						AXA Enterprise
GS Core Plus Fixed	Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund	Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

				Asset Backed Securities — (continued)
$—	$169,598	$—	$169,598	5.410%, 1/25/36 (b)		$—	$169,622	$—	$169,622
				Salomon Brothers Mortgage Securities VII, Inc., Series 02-CIT1 A
—	4,678	—	4,678	5.620%, 3/25/32 (b)		—	4,685	—	4,685
				Saxon Asset Securities Trust, Series 02-1 AV2
—	1,076	—	1,076	5.590%, 1/25/32 (b)		—	1,076	—	1,076
				SLM Student Loan Trust, Series 05-6 A5B
—	500,000	—	500,000	5.370%, 7/27/26 (b)		—	500,390	—	500,390
				Soundview Home Equity Loan Trust, Series 06-2 A2
—	110,077	—	110,077	5.390%, 3/25/36 (b)		—	110,088	—	110,088
				Structured Asset Investment Loan Trust, Series 06-2 A2
—	198,383	—	198,383	5.380%, 4/25/36 (b)		—	198,391	—	198,391
				Structured Asset Securities Corp., Series 02-HF1 A
—	19,390	—	19,390	5.610%, 1/25/33 (b)		—	19,439	—	19,439
				Series 03-AL2 A
—	88,172	—	88,172	3.357%, 1/25/31 §		—	80,642	—	80,642
				Wells Fargo Home Equity Trust Series 2005-3, Class AI1A					—
2,091,611	—	—	2,091,611	5.590%, 11/25/35 § (b)		2,096,605			2,096,605

						5,493,393	9,612,143	(618,366)	14,487,170

				Non-Agency CMO	7.4%
				Banc of America Alternative Loan Trust, Series 04-5 4A2
—	59,910	—	59,910	5.000%, 6/25/19		—	59,125	—	59,125
				Series 04-6 4A1
—	66,191	—	66,191	5.000%, 7/25/19		—	64,931	—	64,931
				Banc of America Commercial Mortgage, Inc., Series 02-2 A3
—	530,000	—	530,000	5.118%, 7/11/43		—	523,049	—	523,049
				Series 04-5 A3
—	100,000	—	100,000	4.561%, 11/10/41		—	96,488	—	96,488
				Series 04-6 A3
—	100,000	—	100,000	4.512%, 12/10/42		—	96,159	—	96,159
				Series 05-3 A3A
—	325,000	—	325,000	4.621%, 7/10/43		—	313,282	—	313,282
				Banc of America Funding Corp., Series 06-A 1A1
—	89,893	—	89,893	4.620%, 2/20/36 (b)		—	88,405	—	88,405
				Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
—	6,672	—	6,672	6.785%, 6/25/31 (b)		—	6,628	—	6,628
				Series 03-8 1A1
—	67,306	—	67,306	6.153%, 1/25/34 (b)		—	67,591	—	67,591
				Series 03-8 2A1
—	54,787	—	54,787	4.782%, 1/25/34 (b)		—	54,064	—	54,064
				Series 03-8 4A1
—	45,958	—	45,958	4.632%, 1/25/34 (b)		—	45,809	—	45,809
				Series 05-10 A2
—	100,000	—	100,000	4.750%, 10/25/35 (b)		—	97,390	—	97,390
				Bear Stearns Alt-A Trust, Series 06-6 31A2
—	277,922	—	277,922	5.837%, 11/25/36 (b)		—	278,475	—	278,475
				Series 06-6 32A1
—	278,567	—	278,567	5.836%, 11/25/36 (b)		—	278,449	—	278,449
				Chase Commercial Mortgage Securities Corp., Series 99-2 A2
—	74,988	—	74,988	7.198%, 1/15/32		—	77,735	—	77,735
				Citigroup Commercial Mortgage Trust, Series 05-EMG A5
—	350,000	—	350,000	4.520%, 9/20/51 §		—	333,541	—	333,541
				Countrywide Alternative Loan Trust, Series 03-J1 4A2
—	12,319	—	12,319	6.000%, 10/25/32		—	12,311	—	12,311
				Series 03-J3 2A1
—	13,721	—	13,721	6.250%, 12/25/33		—	13,658	—	13,658
				Series 06-4CB 2A3
—	498,239	—	498,239	5.500%, 4/25/36		—	495,619	—	495,619
				Countrywide Home Loan Mortgage Pass Through Trust, Series 02-30 M
—	22,090	—	22,090	3.824%, 10/19/32 (b)		—	22,024	—	22,024
				Series 04-7 5A2
—	4,900	—	4,900	5.590%, 5/25/34 (b)		—	4,900	—	4,900
				CS First Boston Mortgage Securities Corp., Series 02-CKS4 A2
—	415,000	—	415,000	5.183%, 11/15/36		—	409,802	—	409,802
				Series 02-P1A A
	24,725	—	24,725	5.745%, 3/25/32 §(b)		—	24,665	—	24,665
				Series 98-C1 A1B
—	384,684	—	384,684	6.480%, 5/17/40		—	388,310	—	388,310
				First Union — Lehman Brothers — Bank of America, Series 98-C2 A3
—	65,823	—	65,823	6.560%, 11/18/35		—	66,352	—	66,352
				First Union National Bank Commercial Mortgage, Series 00-C1 A3
—	425,000	—	425,000	7.841%, 5/17/32		—	450,586	—	450,586
				Series 00-C2 A2
—	355,000	—	355,000	7.202%, 10/15/32		—	372,391	—	372,391
				GE Electric Capital Commercial Mortgage Corp., Series 02-3A A2
—	84,517	—	84,517	4.229%, 12/10/37		—	82,468	—	82,468
				General Electric Capital Commercial Mortgage Corp. Series 02-3A A2
—	430,000	—	430,000	4.996%, 12/10/37		—	422,283	—	422,283
				Series 05-C1 A3
—	90,000	—	90,000	4.578%, 6/10/48			86,897	—	86,897
				GMAC Commercial Mortgage Securities, Inc., Series 97-C1 E
—	380,000	—	380,000	7.080%, 7/15/29		—	386,725	—	386,725
				Series 99-C1 A2
—	56,589	—	56,589	6.175%, 5/15/33		—	57,102	—	57,102
				Series 99-C3 A2
—	73,565	—	73,565	7.179%, 8/15/36		—	75,846	—	75,846
				Series 00-C2 A2
—	84,373	—	84,373	7.455%, 8/16/33		—	88,798	—	88,798
				Series 00-C3 A2
—	745,000	—	745,000	6.957%, 9/15/35		—	781,362	—	781,362
				Series 03-C2 A2
—	410,000	—	410,000	5.284%, 5/10/40 (b)		—	411,632	—	411,632
				Greenwich Capital Commercial Funding Corp., Series 05-GG3 AAB
—	105,000	—	105,000	4.619%, 8/10/42		—	100,867	—	100,867
				GS Mortgage Securities Corp. II, Series 98-C1 A3
—	101,424	(101,424)	—	6.135%, 10/18/30		—	101,937	(101,937)	—
				Series 05-GG4 A4
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*				Description		Value

	AXA Enterprise						AXA Enterprise
GS Core Plus Fixed	Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund	Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

				Non-Agency CMO — (continued)
$—	$150,000	$(150,000)	$—	4.761%, 7/10/39		$—	$142,629	$(142,629)	$—
				GSR Mortgage Loan Trust, Series 04-9 4A2
—	146,498	(146,498)	—	4.059%, 8/25/34 (b)		—	143,594	(143,594)	—
				Series 05-AR6 2A1
—	163,536	(163,536)	—	4.539%, 9/25/35 (b)		—	160,391	(160,391)	—
				Homebanc Mortgage Trust, Series 05-4 A2
—	264,752	—	264,752	5.590%, 10/25/35 (b)		—	265,144	—	265,144
				Impac CMB Trust,					—
				Series 03-8 2A2
—	45,465	—	45,465	6.220%, 10/25/33 (b)		—	45,491	—	45,491
				JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1 A3
—	360,000	—	360,000	5.857%, 10/12/35		—	365,889	—	365,889
				Series 01-CIB2 A3
—	100,000	—	100,000	6.429%, 4/15/35		—	103,691	—	103,691
				Series 01-CIBC A3
—	129,257	—	129,257	6.260%, 3/15/33		—	132,443	—	132,443
				Series 05-CB12 A4
—	325,000	—	325,000	4.895%, 9/12/37		—	311,652	—	311,652
				LB Commercial Conduit Mortgage Trust, Series 98-C1 A4
—	336,591	—	336,591	6.480%, 2/18/30		—	337,714	—	337,714
				Series 98-C4 A1B
—	121,109	—	121,109	6.210%, 10/15/35		—	122,065	—	122,065
				LB-UBS Commercial Mortgage Trust, Series 01-C2 A2
—	325,000	—	325,000	6.653%, 11/15/27		—	339,543	—	339,543
				Series 06-C6 A4
—	330,000	—	330,000	5.372%, 9/15/39		—	326,439	—	326,439
				MASTR Alternative Loans Trust, Series 04-4 1A1
—	65,238	—	65,238	5.500%, 5/25/34		—	64,346	—	64,346
				Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
—	19,831	—	19,831	4.910%, 12/25/32 (b)		—	19,581	—	19,581
				Nationslink Funding Corp., Series 99-1 A3
—	126,518	—	126,518	6.316%, 1/20/31		—	127,676	—	127,676
				Salomon Brothers Mortgage Securities VII, Inc., Series 00-C1 A2
—	75,000	—	75,000	7.520%, 12/18/09		—	78,447	—	78,447
				Sequoia Mortgage Trust, Series 10 2A2
—	90,134	—	90,134	5.700%, 10/20/27 (b)		—	90,184	—	90,184
				Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS 1A2
—	234,152	—	234,152	5.640%, 10/25/35 (b)		—	235,036	—	235,036
				Structured Asset Mortgage Investments, Inc., Series 06-AR3 12A1
—	93,020	—	93,020	5.540%, 5/25/36 (b)		—	93,096	—	93,096
				Structured Asset Securities Corp., Series 01-21A 1A1
—	6,331	—	6,331	7.249%, 1/25/32 (b)		—	6,307	—	6,307
				Wachovia Bank Commercial Mortgage Trust, Series 05-C18 A4
—	90,000	—	90,000	4.935%, 4/15/42		—	86,587	—	86,587
				Series 05-C19 A2
—	375,000	—	375,000	4.516%, 5/15/44		—	364,632	—	364,632
				Series 06-C28 A2
—	375,000	—	375,000	5.500%, 10/15/48		—	375,577	—	375,577
				Series 06-C29 A4
—	350,000	—	350,000	5.308%, 11/15/48		—	343,433	—	343,433
				WAMU Mortgage Pass-through Certificate, Series 02-AR2 A
—	38,513	—	38,513	5.608%, 2/27/34 (b)		—	38,506	—	38,506
				Series 02-AR6 A
—	10,328	—	10,328	6.283%, 6/25/42 (b)			10,332	—	10,332
				Series 02-AR10 A6
—	9,682	—	9,682	4.816%, 10/25/32 (b)		—	9,643	—	9,643
				Series 03-R1 A1
—	918,391	—	918,391	5.590%, 12/25/27 (b)		—	918,069	—	918,069
				Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A3
—	172,969	—	172,969	4.475%, 7/25/34 (b)		—	167,289	—	167,289

						—	13,163,082	(548,551)	12,614,531

				Total Asset-Backed and Mortgage-Backed Securities		$5,493,393	$22,775,225	$(1,166,917)	$27,101,701

				Consumer Discretionary	1.1%
				Automobiles	0.4%
				DaimlerChrysler N.A. Holding Corp.
—	500,000	—	500,000	5.600%, 3/7/07 (b)		—	500,038	—	500,038
—	150,000	—	150,000	5.833%, 9/10/07 (b)		—	150,296	—	150,296
—	85,000	—	85,000	6.500%, 11/15/13		—	87,016	—	87,016

						—	737,350	—	737,350

				Hotels, Restaurants & Leisure	0.0%
				Caesars Entertainment, Inc.
—	46,000	—	46,000	7.500%, 9/1/09		—	47,912	—	47,912

				Media	0.7%
				Comcast Cable Communications LLC
—	15,000	—	15,000	6.750%, 1/30/11		—	15,675	—	15,675
175,000	—	—	175,000	9.455%, 11/15/22		227,482	—	—	227,482
				Comcast Cable Holdings LLC
—	10,000		10,000	7.125%, 2/15/28		—	10,734	—	10,734
				Comcast Corp.
—	100,000	—	100,000	6.500%, 1/15/17		—	104,660	—	104,660
—	105,000	—	105,000	7.050%, 3/15/33		—	113,666	—	113,666
—	25,000	—	25,000	6.500%, 11/15/35		—	25,307		25,307
				Cox Communications, Inc.
150,000	—	—	150,000	5.875%, 12/1/16 §		149,709	—	—	149,709
				Historic TW, Inc.
—	10,000	—	10,000	9.150%, 2/1/23		—	12,490	—	12,490
—	82,000	—	82,000	6.625%, 5/15/29		—	82,945	—	82,945
				News America Holdings, Inc.
—	10,000	—	10,000	7.750%, 1/20/24		—	11,128	—	11,128
				News America, Inc.
—	25,000		25,000	7.280%, 6/30/28		—	26,995	—	26,995
				Time Warner Cos., Inc.
—	20,000	—	20,000	7.570%, 2/1/24		—	22,018	—	22,018
				Time Warner, Inc.
—	5,000	—	5,000	6.750%, 4/15/11		—	5,216	—	5,216
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*					Description		Value

		AXA Enterprise						AXA Enterprise
GS Core Plus Fixed		Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund		Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

					Media — (continued)
	$—	$100,000	$—	$100,000	6.875%, 5/1/12		$—	$105,718	$—	$105,718
		30,000	—	30,000	7.625%, 4/15/31		—	33,627	—	33,627
	50,000	—		50,000	7.700%, 5/1/32		56,539	—	—	56,539
	100,000	—	—	100,000	6.500%, 11/15/36		99,585	—	—	99,585

							533,315	570,179	—	1,103,494

					Multiline Retail	0.0%
					Federated Department Stores, Inc.
	—	10,000	—	10,000	6.790%, 7/15/27		—	9,934	—	9,934
					May Department Stores Co.
	—	5,000	—	5,000	6.650%, 7/15/24		—	4,944	—	4,944

							—	14,878		14,878

					Total Consumer Discretionary		$533,315	$1,370,319	$—	$1,903,634

					Energy	1.2%
					Energy Equipment & Services	0.4%
					Canadian Natural Resources Ltd.
	100,000	—	—	100,000	6.500%, 2/15/37		99,724	—	—	99,724
					Halliburton Co.
	—	75,000	—	75,000	5.500%, 10/15/10		—	74,944	—	74,944
	—	25,000		25,000	7.600%, 8/15/96		—	28,433	—	28,433
					Kerr-McGee Corp.		78,958	—	—	78,958
	75,000	—	—	75,000	6.950%, 7/1/24 Transocean, Inc.
	—	300,000	—	300,000	5.566%, 9/5/08 (b)		—	300,238	—	300,238
					XTO Energy, Inc.
	150,000	—	—	150,000	5.000%, 1/31/15		141,864	—	—	141,864

							320,546	403,615	—	724,161

					Oil, Gas & Consumable Fuels	0.8%
					Anadarko Petroleum Corp.
	—	175,000	—	175,000	6.450%, 9/15/36		—	173,387	—	173,387
					Boardwalk Pipelines LP
	200,000	—	—	200,000	5.875%, 11/15/16		198,556	—	—	198,556
					ConocoPhillips
	—	200,000	—	200,000	5.360%, 4/11/07 (b)		—	200,009	—	200,009
	—	20,000	—	20,000	7.000%, 3/30/29		—	22,300	—	22,300
					El Paso Corp.
	—	500	—	500	7.750%, 1/15/32		—	534	—	534
					EnCana Holdings Finance Corp.
	—	75,000	—	75,000	5.800%, 5/1/14		—	75,238	—	75,238
					Energy Transfer Partners LP
	100,000	—	—	100,000	5.950%, 2/1/15		100,427	—	—	100,427
					Enterprise Products Operating LP Series B
	125,000	—	—	125,000	5.600%, 10/15/14		122,903	—	—	122,903
	75,000	—	—	75,000	5.000%, 3/1/15		70,619	—	—	70,619
					ONEOK Partners LP
	75,000	—	—	75,000	6.150%, 10/1/16		75,951	—	—	75,951
	125,000	—	—	125,000	6.65% 10/1/36		128,692	—	—	128,692
					Pemex Project Funding Master Trust
	—	20,000	—	20,000	9.125%, 10/13/10		—	22,330	—	22,330
	—	50,000	—	50,000	8.000%, 11/15/11		—	54,500	—	54,500
					Ras Laffan Liquefied Natural Gas Co., Ltd.
	—	50,160	—	50,160	3.437%, 9/15/09 §		—	48,964	—	48,964

							697,148	597,262	—	1,294,410

					Total Energy		$1,017,694	$1,000,877	$—	$2,018,571

					Financials	7.3%
					Capital Markets	0.7%
					Bank of New York Co., Inc.
	—	75,000	—	75,000	3.750%, 2/15/08		—	73,686	—	73,686
					Goldman Sachs Group, Inc.
	—	100,000	(100,000)	—	5.406%, 12/23/08 (b)		—	100,003	(100,003)	—
		500,000	(500,000)	—	5.456%, 6/23/09 (b)		—	500,351	(500,351)	—
					Lehman Brothers Holdings, Inc.
	—	100,000	—	100,000	5.750%, 7/18/11		—	101,550	—	101,550
					Merrill Lynch & Co., Inc.
	—	300,000	—	300,000	5.464%, 8/14/09 (b)		—	300,157	—	300,157
					Morgan Stanley
	—	550,000	—	550,000	5.400%, 3/7/08 (b)		—	550,378	—	550,378
	—	125,000	—	125,000	5.050%, 1/21/11		—	123,656	—	123,656
	—	100,000	—	100,000	5.625%, 1/9/12		—	101,040	—	101,040
	—	20,000	—	20,000	5.300%, 3/1/13		—	19,915	—	19,915

							—	1,870,736	(600,354)	1,270,382

					Commercial Banks	2.5%
					BAC Capital Trust XI
	—	25,000	—	25,000	6.625%, 5/23/36		—	26,654	—	26,654
					Bank One Corp.
	—	25,000	—	25,000	2.625%, 6/30/08		—	24,093	—	24,093
					Charter One Bank N.A.
	—	300,000	—	300,000	5.410%, 4/24/09 (b)		—	300,222	—	300,222
					HBOS Treasury Services plc
	—	20,000	—	20,000	3.600%, 8/15/07 §		—	19,806	—	19,806
	—	40,000	—	40,000	3.500%, 11/30/07 §		—	39,385	—	39,385
	—	435,000	—	435,000	5.000%, 11/21/11 §		—	430,550	—	430,550
					HSBC Bank USA N.A.
	—	30,000	—	30,000	4.625%, 4/1/14		—	28,408	—	28,408
					HSBC Capital Funding LP/Jersey Channel Islands
	—	150,000	—	150,000	10.176%, 12/31/49 §(b)		—	218,825	—	218,825
					HSBC Holdings plc
EUR	—	90,000	—	90,000	5.375%, 12/20/12		—	122,780	—	122,780
					Landwirtschaftliche Rentenbank
JPY	—	14,000,000	—	14,000,000	6.500%, 9/30/08		—	115,684	—	115,684
					National Australia Bank Ltd.
	$—	300,000	—	300,000	5.393%, 9/11/09 §(b)		—	300,112	—	300,112
					National Westminster Bank plc/
	—	25,000	—	25,000	7.375%, 10/1/09		—	26,181	—	26,181
					Rabobank Capital Funding II
	—	110,000	—	110,000	5.260%, 12/29/49 §(b)		—	107,128	—	107,128
					Rabobank Capital Funding Trust III
	—	80,000	—	80,000	5.254%, 12/29/49 §(b)		—	77,228	—	77,228
					Rabobank Nederland
	—	900,000	—	900,000	5.360%, 4/6/09 §(b)		—	900,250	—	900,250
					Resona Preferred Global Securities Ltd.
	200,000	—	—	200,000	7.191%, 12/29/49 §(b)		209,167	—	—	209,167
					Royal Bank of Scotland plc
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*				Description		Value

	AXA Enterprise						AXA Enterprise
GS Core Plus Fixed	Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund	Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

				Commercial Banks — (continued)
$—	$200,000	$—	$200,000	5.370%, 4/11/08 §(b)		$—	$200,158	$—	$200,158
—	100,000	—	100,000	5.760%, 7/6/12 (b)		—	100,074	—	100,074
				Santander U.S. Debt S. A. UNI
—	200,000	—	200,000	5.426%, 11/20/09 §(b)		—	200,015	—	200,015
				SunTrust Banks, Inc.
—	80,000	—	80,000	3.625%, 10/15/07		—	79,003	—	79,003
—	15,000	—	15,000	4.000%, 10/15/08		—	14,644	—	14,644
				SunTrust Capital VIII
—	50,000	—	50,000	6.100%, 12/1/66		—	48,559	—	48,559
				U.S. Bancorp
—	15,000	—	15,000	3.950%, 8/23/07		—	14,883	—	14,883
				Wachovia Bank N.A.
—	300,000	—	300,000	5.406%, 3/23/09 (b)		—	300,063	—	300,063
				Wells Fargo & Co.
—	310,000	—	310,000	4.625%, 8/9/10		—	303,103	—	303,103
—	60,000	—	60,000	4.875%, 1/12/11		—	59,175	—	59,175

						209,167	4,056,983		4,266,150

				Consumer Finance	0.5%
				Ford Motor Credit Co.
—	400,000	—	400,000	5.560%, 3/13/07 (b)		—	397,984	—	397,984
				GMAC LLC
—	550,000	—	550,000	6.225%, 3/20/07 (b)		—	550,047	—	550,047

						—	948,031	—	948,031

				Diversified Financial Services	2.9%
				Bank of America Corp.
—	15,000	—	15,000	6.250%, 4/1/08		—	15,106	—	15,106
—	235,000	—	235,000	4.500%, 8/1/10		—	229,301	—	229,301
				Bank of America N.A.
—	500,000	—	500,000	5.361%, 12/18/08 (b)		—	499,819	—	499,819
				CIT Group, Inc.
—	125,000	—	125,000	7.750%, 4/2/12		—	137,440	—	137,440
				Citigroup Global Markets Holdings, Inc.
—	500,000	—	500,000	5.461%, 3/17/09 (b)		—	500,451	—	500,451
				Citigroup, Inc.
—	45,000	—	45,000	3.500%, 2/1/08		—	44,200	—	44,200
—	40,000	—	40,000	3.625%, 2/9/09		—	38,798	—	38,798
—	525,000	—	525,000	4.125%, 2/22/10		—	508,894	—	508,894
—	25,000	—	25,000	6.875%, 2/15/98		—	27,359	—	27,359
				GATX Financial Corp.
150,000	—	—	150,000	8.875%, 11/15/16		160,310	—	—	160,310
				General Electric Capital Corp.
—	15,000	—	15,000	3.450%, 7/16/07		—	14,877	—	14,877
—	250,000	—	250,000	5.410%, 1/15/08 (b)		—	250,231	—	250,231
—	100,000	—	100,000	5.360%, 10/24/08 (b)		—	100,037	—	100,037
—	300,000	—	300,000	5.460%, 6/15/09 (b)			300,647	—	300,647
—	810,000	—	810,000	4.125%, 9/1/09		—	788,878	—	788,878
—	200,000	—	200,000	5.434%, 5/10/10 (b)		—	200,249	—	200,249
—	335,000		335,000	5.000%, 11/15/11		—	331,068	—	331,068
				JPMorgan Chase & Co.
—	25,000	—	25,000	6.375%, 2/15/08		—	25,147	—	25,147
—	205,000	—	205,000	3.625%, 5/1/08		—	200,346	—	200,346
				MassMutual Global Funding II
—	30,000	—	30,000	2.550%, 7/15/08 §		—	28,751	—	28,751
				Nationwide Building Society
—	50,000	—	50,000	3.500%, 7/31/07 §		—	49,528	—	49,528
—	90,000	—	90,000	4.250%, 2/1/10 §		—	86,962	—	86,962
				Pemex Finance Ltd.
—	85,000	—	85,000	9.030%, 2/15/11		—	90,520	—	90,520
				Racers, Series 97-R-8-4
—	100,000	—	100,000	5.674%, 8/15/07 (b)		—	100,579	—	100,579
				Residential Capital LLC
175,000	—	—	175,000	6.375%, 6/30/10		176,461	—	—	176,461
				TIAA Global Markets, Inc.
—	25,000	—	25,000	3.875%, 1/22/08 §		—	24,583	—	24,583
				UFJ Finance Aruba AEC					—
—	30,000	—	30,000	6.750%, 7/15/13		—	31,795	—	31,795

						336,771	4,625,566	—	4,962,337

				Insurance	0.5%
				Americo Life, Inc.
50,000	—	—	50,000	7.875%, 5/1/13 §		52,263	—	—	52,263
			—	ASIF Global Financing XXIII
—	45,000	—	45,000	3.900%, 10/22/08 §		—	43,965	—	43,965
				Berkshire Hathaway Finance Corp.
—	20,000	—	20,000	3.400%, 7/2/07		—	19,853	—	19,853
—	25,000	—	25,000	3.375%, 10/15/08		—	24,214	—	24,214
—	150,000	—	150,000	4.125%, 1/15/10		—	145,478	—	145,478
				Endurance Specialty Holdings Ltd.
75,000	—	—	75,000	6.150%, 10/15/15		74,236	—	—	74,236
				MetLife, Inc.
—	125,000	—	125,000	6.400%, 12/15/36 (b)		—	125,236	—	125,236
				Metropolitan Life Global Funding I
—	25,000	—	25,000	3.375%, 10/5/07 §		—	24,534	—	24,534
				Swiss Re Capital I LP
100,000	—	—	100,000	6.854%, 5/29/49 §(b)		104,683	—	—	104,683
				Symetra Financial Corp. 6.125%, 4/1/16 §		100,581	—	—	100,581
100,000	—	—	100,000	Travelers Property Casualty Corp.
—	65,000	—	65,000	5.000%, 3/15/13		—	63,154	—	63,154

						331,763	446,434	—	778,197

				REIT	0.2%
				iStar Financial, Inc. Series B
100,000	—	—	100,000	5.700%, 3/1/14		98,446	—	—	98,446
				ERP Operating LP
—	75,000	—	75,000	6.625%, 3/15/12		—	78,952	—	78,952
				Westfield Capital Corp.
150,000	—	—	150,000	5.125%, 11/15/14 §		144,866	—	—	144,866

						243,312	78,952	—	322,264

				Total Financials		$1,121,013	$12,026,702	$(600,354)	$12,547,361

				Government Securities	66.3%
				Agency ABS	0.6%
				Small Business Administration Participation Certificates, Series 03-20I 2
—	80,253	—	80,253	5.130%, 9/1/23		—	79,479	—	79,479
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*					Description		Value

		AXA Enterprise						AXA Enterprise
GS Core Plus Fixed		Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund		Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

					Agency ABS — (continued)
					Series 04-20C 1
	$—	$587,884	$—	$587,884	4.340%, 3/1/24		$—	$556,085	$—	$556,085
					Series 05-20B 1
	—	453,019	—	453,019	4.625%, 2/1/25		—	434,020	—	434,020

							—	1,069,584	—	1,069,584

					Agency CMO	3.5%
					FHLMC
	—	247,252	—	247,252	4.500%, 1/15/16		—	243,022		243,022
	—	60,000	—	60,000	5.000%, 12/15/17		—	58,485	—	58,485
	—	390,000	—	390,000	5.000%, 2/15/18		—	377,707	—	377,707
	—	232,118	—	232,118	4.500%, 4/15/25		—	230,143	—	230,143
	—	148,378	—	148,378	6.500%, 4/15/29		—	151,501	—	151,501
	—	1,146,659	—	1,146,659	5.500%, 5/15/29		—	1,142,919	—	1,142,919
	—	36,681	—	36,681	5.670%, 12/15/29 (b)		—	36,813	—	36,813
	—	81,922	—	81,922	5.500%, 1/15/31		—	82,011	—	82,011
	—	93,794	—	93,794	5.500%, 4/15/35		—	94,148	—	94,148
	—	434,207	—	434,207	5.500%, 5/15/35		—	435,602	—	435,602
	—	439,853	—	439,853	5.000%, 8/1/35 IO		—	107,315	—	107,315
		571,935	—	571,935	5.500%, 8/1/35 IO		—	138,610	—	138,610
					Pass-Though Trust
	—	72,137	—	72,137	6.500%, 7/25/43		—	73,359	—	73,359
					FNMA
	—	30,000	—	30,000	5.000%, 3/25/18		—	28,925	—	28,925
	—	403,204	—	403,204	5.500%, 5/25/27		—	402,747	—	402,747
	—	64,028	—	64,028	6.000%, 8/25/28		—	64,143	—	64,143
		100,000	—	100,000	5.310%, 8/25/33		—	98,721	—	98,721
	—	71,176	—	71,176	5.500%, 12/25/33		—	70,997	—	70,997
	—	81,460	—	81,460	5.500%, 1/25/34		—	81,162	—	81,162
	—	41,146	—	41,146	6.500%, 7/25/34		—	41,934	—	41,934
	—	72,087	—	72,087	5.500%, 2/25/35		—	72,245	—	72,245
	—	687,361	—	687,361	5.000%, 6/1/35 IO		—	167,883	—	167,883
	—	197,341	—	197,341	5.570%, 7/25/35 (b)		—	197,279		197,279
	—	728,364	—	728,364	5.500%, 8/25/35		—	728,141	—	728,141
		642,852	—	642,852	5.500%, 1/25/36 IO		—	158,149	—	158,149
	—	490,517	—	490,517	5.500%, 8/1/36		—	482,432	—	482,432
					GNMA
	—	134,597	—	134,597	6.500%, 6/20/32			137,719	—	137,719

							—	5,904,112	—	5,904,112

					Foreign Governments	4.3%
					Bundesobligation
EUR	—	2,565,000	—	2,565,000	4.000%, 2/16/07		—	3,333,539	—	3,333,539
					Federative Republic of Brazil
	$—	33,000	—	33,000	7.125%, 1/20/37		—	34,452	—	34,452
	—	195,000	—	195,000	11.000%, 8/17/40		—	255,567	—	255,567
					Government of Japan
JPY	215,000,000	—	—	215,000,000	1.700%, 12/20/16		1,782,134	—	—	1,782,134
					Hong Kong Government International Bond
		$350,000	—	350,000	5.125%, 8/1/14 §		—	346,379	—	346,379
					Israel Government AID Bond
	—	50,000	—	50,000	5.500%, 4/26/24		—	51,321	—	51,321
	—	40,000	—	40,000	5.500%, 9/18/33		—	41,103	—	41,103
					Mexican Fixed Rate Bonds
MXN	2,000,000	—	—	2,000,000	8.000%, 12/19/13		182,647	—	—	182,647
	2,000,000	—	—	2,000,000	10.000%, 12/5/24		217,642	—	—	217,642
					Republic of Italy
JPY	—	38,000,000	—	38,000,000	3.800%, 3/27/08		—	325,166	—	325,166
					Republic of Panama
	$—	113,000	—	113,000	9.625%, 2/8/11		—	129,385	—	129,385
					Republic of Peru
	—	230,000	—	230,000	9.125%, 1/15/08		—	236,900	—	236,900
					Republic of South Africa
EUR	—	40,000	—	40,000	5.250%, 5/16/13		—	53,397	—	53,397
					Ukraine Government International Bond
	$—	18,672	—	18,672	11.000%, 3/15/07 (c)		—	18,771	—	18,771
					United Mexican States
	—	30,000	—	30,000	6.060%, 1/13/09 (b)		—	30,285	—	30,285
	—	53,000	—	53,000	10.375%, 2/17/09		—	58,115	—	58,115
	—	55,000	—	55,000	8.000%, 9/24/22		—	65,862	—	65,862
	—	23,000	—	23,000	8.300%, 8/15/31		—	28,980	—	28,980
	—	10,000	—	10,000	7.500%, 4/8/33		—	11,600	—	11,600
	—	148,000	—	148,000	6.750%, 9/27/34		—	156,880	—	156,880

							2,182,423	5,177,702	—	7,360,125

					Municipal Bonds	0.3%
					Golden State Tobacco Securitization Corp.
	—	70,000	—	70,000	6.750%, 6/1/39		—	79,978	—	79,978
					Series A-2
	—	30,000	—	30,000	7.900%, 6/1/42 (b)		—	36,589	—	36,589
					New York City Municipal Series 1105
	—	10,000	—	10,000	6.500%, 6/15/34 §(b)		—	10,986	—	10,986
					Series A
	—	75,000	—	75,000	5.000%, 6/15/35		—	77,849	—	77,849
					Tobacco Settlement Authority of Iowa, Series B
	—	50,000	—	50,000	5.600%, 6/1/35		—	53,751	—	53,751
					Tobacco Settlement Financing Corp./ New Jersey
	—	65,000	—	65,000	6.000%, 6/1/37		—	71,598	—	71,598
	—	90,000	—	90,000	6.250%, 6/1/43		—	101,743	—	101,743

							—	432,494		432,494

					U.S. Government Agencies	46.8%
					FHLB
	—	560,000	—	560,000	4.000%, 2/1/08		—	553,117	—	553,117
	1,600,000	—	—	1,600,000	5.000% 12/11/09		1,596,531	—	—	1,596,531
	1,800,000	—	—	1,800,000	4.750%, 10/6/10		1,776,391	—	—	1,776,391
	—	2,400,000	—	2,400,000	4.625%, 9/11/20		—	2,250,699	—	2,250,699
					FHLMC
	—	75,000	—	75,000	4.625%, 5/28/13		—	72,101	—	72,101
	—	57,226	—	57,226	5.500%, 2/1/14		—	57,072	—	57,072
	—	31,656	—	31,656	6.000%, 1/1/17		—	32,052	—	32,052
	—	118,190	—	118,190	6.500%, 1/1/17		—	120,810	—	120,810
	—	27,879	—	27,879	6.000%, 2/1/17		—	28,229	—	28,229
	456,788			456,788	5.000%, 5/1/08		447,544			447,544
	—	83,672	—	83,672	4.500%, 3/1/20		—	80,266	—	80,266
	—	80,489	—	80,489	4.500%, 4/1/20		—	77,212	—	77,212
	—	88,703	—	88,703	4.500%, 5/1/20		—	85,092	—	85,092
	—	164,344	—	164,344	4.500%, 8/1/20			157,775	—	157,775
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*				Description		Value

	AXA Enterprise						AXA Enterprise
GS Core Plus Fixed	Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund	Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

				FHLMC — (continued)
$—	$37,010	$—	$37,010	6.500%, 7/1/29		$—	$37,932	$—	$37,932
—	4,370	—	4,370	7.372%, 11/1/31 (b)		—	4,407	—	4,407
—	398,389	—	398,389	5.500%, 5/1/33		—	393,070	—	393,070
—	321,834	—	321,834	5.000%, 4/1/34		—	309,709	—	309,709
—	74,374	—	74,374	5.500%, 7/1/35		—	73,246	—	73,246
—	812,176	—	812,176	4.795%, 9/1/35 (b)		—	803,576	—	803,576
				FNMA
—	88,483	—	88,483	5.390%, 12/1/11		—	88,225	—	88,225
—	140,000	—	140,000	5.250%, 8/1/12		—	139,769	—	139,769
—	300,000	—	300,000	4.625%, 5/1/13		—	288,859	—	288,859
—	125,000	—	125,000	5.125%, 1/2/14		—	123,812	—	123,812
—	4,826	—	4,826	5.500%, 6/1/17		—	4,816	—	4,816
—	25,379	—	25,379	7.000%, 11/1/17		—	26,085	—	26,085
75,826	—	—	75,826	4.500%, 4/1/18		72,895	—	—	72,895
3,812,185	—	—	3,812,185	4.5000%, 6/1/18		3,664,841	—	—	3,664,841
—	68,432	—	68,432	5.000%, 8/1/18		—	67,084	—	67,084
—	54,328	—	54,328	4.500%, 10/1/18		—	52,228	—	52,228
—	156,613	—	156,613	5.000%, 11/1/18		—	153,527	—	153,527
1,036,697	—	—	1,036,697	4.500%, 1/1/19		996,666			996,666
—	21,252	—	21,252	5.000%, 2/1/19		—	20,833	—	20,833
—	329,392	—	329,392	6.000%, 2/1/19		—	333,237	—	333,237
—	463,991	—	463,991	5.000%, 5/1/19		—	454,959	—	454,959
—	548,931	—	548,931	4.000%, 6/1/19		—	513,835	—	513,835
—	584,495	—	584,495	5.000%, 8/1/19		—	572,273	—	572,273
—	96,495	—	96,495	5.500%, 8/1/19		—	96,182	—	96,182
—	483,771	—	483,771	6.000%, 8/1/19		—	489,417	—	489,417
—	529,438	—	529,438	5.000%, 11/1/19		—	518,368	—	518,368
—	29,971	—	29,971	5.500%, 11/1/19		—	29,874	—	29,874
—	242,611	—	242,611	5.000%, 1/1/20		—	237,538	—	237,538
	1,042,379	—	1,042,379	5.500%, 6/1/20			1,039,857	—	1,039,857
—	659,011	—	659,011	5.000%, 1/1/21		—	644,916	—	644,916
—	25,882	—	25,882	6.000%, 1/1/21		—	26,199	—	26,199
—	188,659	—	188,659	5.000%, 2/1/21		—	184,617	—	184,617
—	969,048	—	969,048	6.000%, 4/1/21		—	981,163	—	981,163
—	308,459	—	308,459	6.000%, 6/1/21		—	311,927	—	311,927
—	282,302	—	282,302	5.500%, 7/1/21		—	281,105	—	281,105
—	265,677	—	265,677	6.000%, 7/1/21		—	268,664	—	268,664
—	20,526	—	20,526	7.000%, 9/1/31		—	21,135	—	21,135
—	870	—	870	7.000%, 1/1/32			896	—	896
—	55,875	—	55,875	6.500%, 2/1/32		—	57,175	—	57,175
—	10,797	—	10,797	7.000%, 5/1/32		—	11,106	—	11,106
—	842,963	—	842,963	6.000%, 12/1/32		—	848,787	—	848,787
—	115,440	—	115,440	5.527%, 3/1/33 (b)		—	116,313	—	116,313
—	13,001	—	13,001	5.139%, 4/1/33 (b)		—	12,951	—	12,951
—	129,836	—	129,836	5.500%, 4/1/33		—	128,029	—	128,029
—	932,754	—	932,754	5.500%, 12/1/33		—	919,772	—	919,772
—	514,078	—	514,078	5.500%, 2/1/34		—	506,591	—	506,591
—	456,401	—	456,401	6.000%, 2/1/34		—	459,203	—	459,203
—	539,343	—	539,343	5.500%, 3/1/34		—	531,488	—	531,488
—	1,273,664	—	1,273,664	5.500%, 4/1/34		—	1,255,897	—	1,255,897
—	384,322	—	384,322	5.500%, 5/1/34		—	378,725	—	378,725
—	136,101	—	136,101	6.500%, 5/1/34		—	139,268	—	139,268
—	356,095	—	356,095	5.500%, 7/1/34		—	350,909	—	350,909
—	789,350	—	789,350	5.500%, 8/1/34		—	777,855	—	777,855
—	185,350	—	185,350	6.000%, 8/1/34		—	186,488	—	186,488
—	1,325,747	—	1,325,747	5.500%, 9/1/34		—	1,306,439	—	1,306,439
—	4,258,397	—	4,258,397	5.500%, 11/1/34		—	4,196,380	—	4,196,380
—	1,488,697	—	1,488,697	5.500%, 1/1/35		—	1,467,016	—	1,467,016
—	7,890,154	—	7,890,154	5.500%, 2/1/35		—	7,776,682	—	7,776,682
—	361,304	—	361,304	5.000%, 11/1/35		—	346,888	—	346,888
—	1,496,093	—	1,496,093	5.000%, 3/1/36		—	1,436,398	—	1,436,398
—	2,899,292	—	2,899,292	5.500%, 6/1/36		—	2,851,504	—	2,851,504
—	994,832	—	994,832	5.500%, 8/1/36		—	978,434	—	978,434
—	10,648	—	10,648	7.198%, 12/1/40 (b)		—	10,799	—	10,799
—	1,100,000	—	1,100,000	5.000%, 2/25/22 TBA		—	1,075,938	—	1,075,938
—	2,300,000	—	2,300,000	5.500%, 2/25/22 TBA		—	2,289,937	—	2,289,937
—	1,600,000	—	1,600,000	5.000%, 2/25/37 TBA		—	1,535,000	—	1,535,000
—	2,300,000	—	2,300,000	5.500%, 2/25/37 TBA		—	2,261,907	—	2,261,907
—	15,000,000	—	15,000,000	6.000%, 2/25/37 TBA		—	15,051,570	—	15,051,570
—	3,900,000	—	3,900,000	6.500%, 2/25/37 TBA		—	3,964,592	—	3,964,592
—	200,000	—	200,000	4.500%, 3/25/37 TBA		—	186,188	—	186,188
				GNMA
—	16,351	—	16,351	5.125%, 1/20/16 (b)		—	16,337	—	16,337
—	29,791	—	29,791	5.750%, 9/20/21 (b)		—	30,055	—	30,055
—	7,254	—	7,254	5.125%, 11/20/22 (b)		—	7,353	—	7,353
—	16,779	—	16,779	5.375%, 4/20/27 (b)			16,896	—	16,896
—	19,596	—	19,596	5.750%, 7/20/27 (b)		—	19,779	—	19,779
—	5,254	—	5,254	5.500%, 12/15/28		—	5,214	—	5,214
—	130,483	—	130,483	6.000%, 2/15/29		—	132,049	—	132,049
—	31,973	—	31,973	7.500%, 5/15/30		—	33,374	—	33,374
—	23,013	—	23,013	7.500%, 7/15/30		—	24,021	—	24,021
—	14,178		14,178	7.000%, 9/15/31		—	14,669	—	14,669
—	8,313	—	8,313	7.500%, 9/15/31		—	8,676	—	8,676
—	151,872	—	151,872	5.500%, 1/15/32		—	150,507	—	150,507
—	27,837	—	27,837	6.000%, 2/15/32		—	28,147	—	28,147
—	20,288	—	20,288	7.000%, 5/15/32		—	20,981	—	20,981
—	120,487	—	120,487	6.000%, 9/15/32		—	121,829	—	121,829
—	157,908	—	157,908	5.500%, 1/15/33		—	156,482	—	156,482
—	48,477	—	48,477	5.500%, 2/15/33		—	48,039	—	48,039
—	58,129	—	58,129	5.500%, 7/15/33		—	57,604	—	57,604
—	275,903	—	275,903	5.500%, 12/15/33		—	273,412	—	273,412
—	931,805	—	931,805	5.500%, 1/15/34		—	923,137	—	923,137
—	65,268	—	65,268	6.000%, 1/15/34		—	65,936	—	65,936
—	421,158	—	421,158	5.500%, 2/15/34		—	417,240	—	417,240
—	73,531	—	73,531	5.500%, 2/15/36		—	72,791	—	72,791
—	69,114	—	69,114	5.500%, 4/15/36		—	68,418	—	68,418
—	1,296,679	—	1,296,679	5.500%, 5/15/36			1,283,623	—	1,283,623
				Resolution Funding Strip
—	25,000	—	25,000	7/15/18 (d)		—	14,025	—	14,025
—	25,000	—	25,000	10/15/18 (d)		—	13,839	—	13,839
				Small Business Administration
—	100,893	—	100,893	4.524%, 2/10/13		—	96,480	—	96,480
—	264,616	—	264,616	4.504%, 2/1/14		—	253,463	—	253,463
				U.S. Department of Housing and Urban Development
—	130,000	—	130,000	5.380%, 8/1/18		—	128,187	—	128,187

						8,554,868	71,026,557	—	79,581,425

				U.S. Treasuries	10.8%
				U.S. Treasury Bonds
—	900,000	—	900,000	6.125%, 8/15/29		—	1,036,547	—	1,036,547
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*					Description		Value

		AXA Enterprise						AXA Enterprise
GS Core Plus Fixed		Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund		Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

					U.S. Treasuries — (continued)
	$400,000	$25,000	$—	$425,000	4.500%, 2/15/36		$374,124	$23,367	$—	$397,491
					Inflation Indexed
	—	213,858		213,858	2.375%, 1/15/25		—	212,521	—	212,521
	—	1,000,287	—	1,000,287	2.000%, 1/15/26		—	938,042	—	938,042
	—	164,873	—	164,873	2.375%, 1/15/27		—	164,017	—	164,017
					U.S. Treasury Notes
	6,000,000	—	—	6,000,000	4.875%, 8/15/09		5,998,596	—	—	5,998,596
	7,800,000	—	—	7,800,000	4.625%, 11/15/09		7,751,554		—	7,751,554
	—	200,000		200,000	3.500%, 12/15/09			192,812	—	192,812
	260,000		—	260,000	5.125%, 5/15/16		265,576	—	—	265,576
	—	85,000	—	85,000	4.625%, 11/15/16		—	83,685	—	83,685
					Inflation Indexed
	—	374,252	—	374,252	2.000%, 7/15/14		—	363,946	—	363,946
					U.S. Treasury STRIPS
	1,550,000	—	—	1,550,000	11/15/21 (d)		736,002	—	—	736,002
	—	375,000	—	375,000	11/15/27 PO (d)			133,240	—	133,240

							15,125,852	3,148,177	—	18,274,029

					Total Government Securities		25,863,143	86,758,626	—	112,621,769

					Health Care	0.1%
					Pharmaceuticals	0.1%
					Bristol-Myers Squibb Co.
	—	75,000	—	75,000	5.875%, 11/15/36		—	74,523	—	74,523
					Merck & Co., Inc.
	—	25,000	—	25,000	6.400%, 3/1/28		—	26,371	—	26,371

					Total Health Care		—	100,894	—	100,894

					Industrials	0.2%
					Airlines	0.2%
					Continental Airlines, Inc.
	—	340,000	—	340,000	7.056%, 9/15/09		—	352,750	—	352,750
					United Air Lines, Inc.,
	—	1,890	—	1,890	6.602%, 9/1/13		—	1,916	—	1,916

							—	354,666	—	354,666

					Industrial Conglomerates	0.0%
					Tyco International Group S.A.
	—	35,000	—	35,000	6.375%, 10/15/11		—	36,735	—	36,735

					Total Industrials		—	391,401	—	391,401

					Materials	0.1%
					Containers & Packaging	0.1%
					Packaging Corp. of America
	—	129,000	—	129,000	4.375%, 8/1/08		—	126,574	—	126,574

					Total Materials		—	126,574	—	126,574

					Telecommunication Services	1.2%
					Diversified Telecommunication Services	0.9%
					AT&T Corp.
	—	22,000	—	22,000	8.000%, 11/15/31		—	27,287	—	27,287
					AT&T, Inc.
	—	50,000	—	50,000	4.214%, 6/5/07 §		—	49,985	—	49,985
	—	174,000	—	174,000	4.125%, 9/15/09		—	168,824	—	168,824
					BellSouth Corp.
	—	100,000	—	100,000	5.474%, 8/15/08 (b)		—	100,072	—	100,072
					Deutsche Telekom International Finance B.V.
EUR	—	81,000	—	81,000	8.125%, 5/29/12		—	122,337	—	122,337
	$200,000	70,000	—	270,000	8.250%, 6/15/30		244,376	85,532	—	329,908
					France Telecom S.A.
EUR	—	120,000	—	120,000	6.750%, 3/14/08 (c)		—	160,091	—	160,091
					New England Telephone & Telegraph
	$—	5,000	—	5,000	7.875%, 11/15/29		—	5,509	—	5,509
					Qwest Corp.
	—	110,000	—	110,000	7.625%, 6/15/15		—	117,837	—	117,837
					Sprint Capital Corp.
	50,000	0	—	50,000	6.875%, 11/15/28		49,793	—	—	49,793
	—	35,000	—	35,000	8.750%, 3/15/32		—	41,555	—	41,555
					Telecom Italia Capital S.A.
	150,000	0	—	150,000	4.950%, 9/30/14		137,893	—	—	137,893
	—	80,000	—	80,000	6.000%, 9/30/34		—	71,111	—	71,111
	—	75,000	—	75,000	7.200%, 7/18/36		—	76,620	—	76,620
					Telefonica Emisiones S.A.U.
	—	75,000	—	75,000	6.421%, 6/20/16		—	77,591	—	77,591
					Verizon New Jersey, Inc.
	—	10,000	—	10,000	7.850%, 11/15/29		—	11,300	—	11,300

							432,062	1,115,651	—	1,547,713

					Wireless Telecommunication Services	0.3%
					Cingular Wireless LLC
	—	60,000	—	60,000	6.500%, 12/15/11		—	62,659	—	62,659
					Nextel Communications, Inc., Series D
	—	50,000	—	50,000	7.375%, 8/1/15		—	51,243	—	51,243
					Sprint Nextel Corp.					—
	—	50,000	—	50,000	6.000%, 12/1/16		—	48,609	—	48,609
					Vodafone Group plc
	—	245,000	—	245,000	5.454%, 12/28/07 (b)		—	245,139	—	245,139
	—	65,000	—	65,000	7.750%, 2/15/10		—	69,038	—	69,038

							—	476,688		476,688

					Total Telecommunication Services		$432,062	$1,592,339	$—	$2,024,401

					Utilities	1.1%
					Electric Utilities	0.8%
					AEP Texas Central Co.
	—	115,000	—	115,000	6.650%, 2/15/33		—	121,256	—	121,256
					Appalachian Power Co.
	—	65,000	—	65,000	3.600%, 5/15/08		—	63,493	—	63,493
					Arizona Public Service Co.					—
	150,000	—	—	150,000	6.250%, 8/1/16		152,964	—	—	152,964
					Dayton Power & Light Co.
	—	50,000	—	50,000	5.125%, 10/1/13		—	48,843	—	48,843
					Florida Power & Light Co.
	—	75,000	—	75,000	4.950%, 6/1/35		—	66,132	—	66,132
					MidAmerican Energy Holdings Co.
	325,000	—	—	325,000	6.125%, 4/1/36		326,917	—	—	326,917
					Nevada Power Co., Series L
	—	100,000	—	100,000	5.875%, 1/15/15		—	99,501	—	99,501
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*						Description		Value

		AXA Enterprise							AXA Enterprise
GS Core Plus Fixed		Multimanager			Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund		Core Bond Fund		adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

						Electric Utilities — (continued)
						Niagara Mohawk Power Corp.
	$—		$100,000	$—	$100,000	7.750%, 10/1/08		$—	$103,377	$—	$103,377
						Pepco Holdings, Inc.
	—		90,000	—	90,000	6.450%, 8/15/12		—	93,083	—	93,083
						Progress Energy, Inc.
	—		31,000	—	31,000	7.100%, 3/1/11		—	32,881	—	32,881
	125,000		—	—	125,000	5.625%, 1/15/16		124,586	—	—	124,586
						Public Service Electric & Gas Co.
	—		25,000	—	25,000	5.250%, 7/1/35		—	22,756	—	22,756
						Scottish Power plc
	—		125,000	—	125,000	4.910%, 3/15/10		—	122,687	—	122,687

								604,467	774,009	—	1,378,476

						Gas Utilities	0.1%
						CenterPoint Energy, Inc.
	—		65,000	—	65,000	7.875%, 4/1/13		—	71,806	—	71,806
						Consolidated Natural Gas Co.
	—		25,000	—	25,000	5.000%, 3/1/14		—	24,029	—	24,029

								—	95,835	—	95,835

						Multi-Utilities	0.2%
						Dominion Resources, Inc.
	—		200,000	—	200,000	5.663%, 9/28/07 (b)		—	200,077	—	200,077
	—		25,000	—	25,000	5.125%, 12/15/09		—	24,800	—	24,800
						Ipalco Enterprises, Inc.
	—		100,000	—	100,000	8.375%, 11/14/08		—	103,250	—	103,250
						PSEG Energy Holdings LLC
	—		50,000	—	50,000	8.500%, 6/15/11		—	53,375	—	53,375
						Texas Eastern Transmission LP
	—		40,000	—	40,000	5.250%, 7/15/07		—	39,901	—	39,901

								—	421,403	—	421,403

						Total Utilities		$604,467	$1,291,247	$—	$$1,895,714

						Total Long-Term Debt Securities	94.6%

						(Cost $35,364,687, $128,481,445, $(1,784,957) and $162,061,175)		$35,065,087	$127,434,204	$(1,767,271)	$160,732,020

						Common Stocks Utilities	0.0%
						Independent Power Producers & Energy Traders
						Dynegy, Inc., Class A (a)
	—		48	—	48	(Cost $0, $0, $0 and $0)		—	338	—	338

						Mutual Funds (Institutional Shares)	1.5%
						Fixed Income
	84,905		—	—	84,905	Goldman Sachs Emerging Markets Debt Fund		1,008,677	—	—	1,008,677
	188,066		—	—	188,066	Goldman Sachs High Yield Fund		1,534,619	—	—	1,534,619

						Total Mutual Funds		2,543,296	—	—	2,543,296

						(Cost $2,551,528, $0, $0 and $2,551,528)

						SHORT-TERM INVESTMENTS:	17.0%
						Certificates of Deposit	1.7%
						Barclays Bank plc/New York
	—		830,000	—	830,000	5.37%, 3/13/09 (b)		—	830,363	—	830,363
						Countrywide Bank N.A.
	—		400,000	—	400,000	5.32%, 4/25/07		—	400,005	—	400,005
						Fortis Bank S.A./New York
	—		400,000	—	400,000	5.27%, 4/28/08 (b)		—	399,991	—	399,991
						HSBC Bank USA N.A.
	—		125,000	—	125,000	3.87%, 6/7/07		—	124,316	—	124,316
						Nordea Bank Finland plc/New York
	—		400,000	—	400,000	5.31%, 5/28/08 (b)		—	400,025	—	400,025
						Royal Bank of Scotland/New York
	—		200,000	—	200,000	5.26%, 7/3/08 (b)		—	199,900	—	199,900
						Societe Generale/New York
	—		100,000	—	100,000	5.27%, 6/30/08 (b)		—	99,990	—	99,990
						Unicredito Italiano Bank plc/New York
	—		400,000	—	400,000	5.35%, 5/6/08 (b)		—	399,886	—	399,886

						Total Certificates of Deposit		$—	$2,854,476	$—	$2,854,476

						Commercial Paper	0.8%
						Bank of America Corp.
	—		1,300,000	—	1,300,000	5.21%, 3/19/07		—	1,291,216	—	1,291,216

						Government Securities	2.9%
						FNMA
	—		4,000,000	—	4,000,000	5.11%, 4/25/07		—	3,952,876	—	3,952,876
						German Treasury Bills
EUR	—		560,000	—	560,000	3.19%, 2/14/07		—	726,790		726,790
						U.S. Treasury Bills
	$—	—	195,000	—	195,000	4.68%, 3/15/07			193,892	—	193,892

						Total Government Securities		$—	$4,873,558	$—	$4,873,558

						Repurchase Agreement	7.5%
						Joint Repurchase Agreement II (e)
	12,700,000		—	—	12,700,000	5.280%, 2/1/07		12,700,000	—	—	12,700,000

						Maturity Value: $12,701,863

						Time Deposit	4.1%
						JPMorgan Chase Nassau
	—		7,098,842	—	7,098,842	4.73%, 2/1/07		—	7,098,842	—	7,098,842

						Total Short Term Investments

						(Cost/Amortized Cost $12,700,000, $16,129,881, $0 and $28,829,881)		$12,700,000	$16,118,092	$—	$28,818,092

						OPTIONS PURCHASED:

						Put Options	0.0%
						EuroDollar Futures
	—		44	—	44	September-07 @ $90.75 (a)		—	275		275
	—		42	—	42	September-07 @ $91.00 (a)		—	263	—	263
	—		10	—	10	December-07 @ $91.50 (a)		—	63	—	63
	—		50	—	50	December-07 @ $92.00 (a)		—	312	—	312
	—		24	—	24	December-07 @ $92.25 (a)		—	150	—	150
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Investments for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

Principal Amount*				Description		Value

	AXA Enterprise						AXA Enterprise
GS Core Plus Fixed	Multimanager		Combined			GS Core Plus Fixed	Multimanager Core		Combined
Income Fund	Core Bond Fund	adjustment	Proforma			Income Fund	Bond Fund	adjustment	Proforma

				U.S. 10 Year Treasury Note Futures
$—	$9	$—	$9	May-07 @ $105.00 (a)		$—	$2,812	$—	$2,812

				Total Options Purchased

				(Cost $0, $5,578, $0 and $5,578)		—	3,875	—	3,875

				Total Investments before Securities Sold Short	113.1%

				(Cost/Amortized Cost $50,616,215, $144,616,904, $(1,784,957) and $193,448,162)		$50,308,383	$143,556,509	$(1,767,271)	$192,097,621

				SECURITIES SOLD SHORT:
				U.S. Government Agencies	(0.2)%
				FHLMC 5.000%, 2/15/37 TBA
—	(300,000)	—	(300,000)	(Proceeds received $0, $290,625, $0 and $290,625)		—	(288,094)	—	(288,094)

				Total Investments after Securities Sold Short	112.9%
				(Cost/Amortized Cost $50,616,215, $144,326,279, $(1,784,957) and		$50,308,383	$143,268,415	$(1,767,271)	$191,809,527

				$193,157,537)

				Liabilities in excess of other assets	(12.9)%	1,322,871	(25,025,863)	1,767,271	(21,286,617)

				Net Assets	100.0%	$51,631,254	$118,242,552	$—	$169,873,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. See below.
Currency Description
$ = U.S. Dollar
EUR = Euro Currency
JPY = Japanese Yen
MXN = Mexican peso

(a)	Non-income producing.

§	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 6,525,661, which represents approximately 3.8% of net assets as of January 31, 2007.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c)	Regulation S. Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Additional Investments Information section.

IO	— Interest only. Represents security with nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

PO	— Principal only.

TBA	— (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $26,077,038 which represents approximately 15.4% of net assets as of January 31, 2007.

Investment Abbreviations:
ABS — Asset-Backed Security
CMO — Collateralized Mortgage Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REIT — Real Estate Investment Trust
STRIPS — Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

At January 31, 2007, the Goldman Sachs Core Plus Fixed Income Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain (Loss)

Australian Dollar	03/22/07	$936,779	$926,735	$(10,044)
British Pound	03/22/07	1,595,479	1,598,494	3,015
	03/22/07	324,000	320,213	(3,787)
Canadian Dollar	03/22/07	163,661	162,175	(1,486)
Euro	03/22/07	1,289,143	1,272,333	(16,810)
	03/22/07	144,885	145,837	952
Japanese Yen	03/22/07	635,542	624,387	(11,155)
New Zealand Dollar	03/22/07	464,789	462,520	(2,269)
	03/22/07	154,666	154,738	72
Norwegian Krone	03/22/07	162,000	166,209	4,209
	03/22/07	627,174	621,881	(5,293)
Swedish Krona	03/22/07	1,257,246	1,240,327	(16,919)
	03/22/07	325,000	327,268	2,268

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$8,080,364	$8,023,117	$(57,247)

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain (Loss)

Australian Dollar	03/22/07	$480,000	$473,909	$6,091
	03/22/07	488,000	490,892	(2,892)
British Pound	03/22/07	477,000	480,766	(3,766)
Canadian Dollar	03/22/07	805,000	807,137	(2,137)
	03/22/07	159,000	157,897	1,103
Euro	02/27/07	12,189	12,304	(115)
	03/22/07	1,547,313	1,526,587	20,726
	03/22/07	1,472,626	1,480,409	(7,783)
Japanese Yen	02/28/07	1,750,706	1,767,685	(16,979)
	03/22/07	162,000	163,256	(1,256)
	03/22/07	1,119,000	1,106,524	12,476
Mexican Peso	04/12/07	409,649	411,217	(1,568)
New Zealand Dollar	03/22/07	159,000	155,718	3,282
	03/22/07	140,279	140,705	(426)
Norwegian Krone	03/22/07	162,000	166,876	(4,876)
Swedish Krona	03/22/07	323,000	327,402	(4,402)
	03/22/07	639,000	630,160	8,840
Swiss Franc	03/22/07	787,772	767,223	20,549
	03/22/07	488,000	489,670	(1,670)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$11,581,534	$11,556,337	$25,197

At January 31, 2007, the AXA Enterprise Multimanager Core Bond Fund had outstanding forward foreign currency contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain (Loss)

Brazilian Real	5/3/07	$50,000	$51,005	$1,005
Brazilian Real	5/3/07	70,000	71,260	1,260
Brazilian Real	5/3/07	70,000	71,374	1,374
Chilean Peso	6/19/07	10,274	9,956	(318)
Chilean Peso	11/05/07	77,849	77,461	(388)
Chinese Yuan	3/16/07	20,000	19,984	(16)
Chinese Yuan	3/19/07	20,000	20,001	1
Chinese Yuan	3/20/07	20,000	20,006	6
Chinese Yuan	3/20/07	500,000	505,203	5,203
Indonesian Rupiah	2/28/07	18,964	19,516	552
Indian Rupee	3/30/07	9,722	10,153	431
Japanese Yen	2/15/07	25,174	24,329	(845)
Korean Won	2/6/07	40,000	39,195	(805)
Korean Won	2/6/07	60,000	58,576	(1,424)
Korean Won	2/6/07	60,000	59,191	(809)
Korean Won	3/21/07	38,975	39,459	484
Korean Won	5/7/07	157,438	157,217	(221)
Polish Zloty	4/18/07	17,851	17,778	(73)
Polish Zloty	4/18/07	12,955	12,902	(53)
Polish Zloty	4/18/07	40,000	38,087	(1,913)
Polish Zloty	4/18/07	60,000	57,150	(2,850)
Polish Zloty	4/18/07	60,000	57,881	(2,119)
Russian Rubles	3/15/07	50,000	49,511	(489)
Russian Rubles	3/15/07	70,000	69,474	(526)
Russian Rubles	3/15/07	70,000	69,685	(315)
Russian Rubles	9/19/07	11,935	11,782	(153)
Russian Rubles	9/19/07	11,925	11,782	(143)
Singapore Dollars	4/18/07	40,000	39,997	(3)
Singapore Dollars	4/18/07	60,000	59,920	(80)
Singapore Dollars	4/18/07	60,000	60,269	269
Singapore Dollars	4/30/07	10,208	10,200	(8)
Taiwan Dollar	2/22/07	9,709	9,443	(266)
South African Rand	5/16/07	10,000	9,673	(327)
South African Rand	5/16/07	10,000	9,737	(263)
South African Rand	5/16/07	20,000	19,328	(672)
South African Rand	6/13/07	20,624	20,119	(505)

TOTAL OPEN FORWARD FOREIGN CURRENCY
PURCHASE CONTRACTS		1,893,603	1,888,604	$(4,999)

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain (Loss)

Chinese Yuan	3/16/07	$530,000	$530,394	$(394)
British Pound	2/22/07	106,445	107,657	(1,212)
European Union	2/27/07	4,720,418	4,728,650	(8,232)
Japanese Yen	2/15/07	450,000	440,893	9,107
Japanese Yen	2/15/07	450,000	440,893	9,107
Japanese Yen	2/15/07	36,003	36,220	(217)
Korean Won	2/6/07	157,169	156,963	206

TOTAL OPEN FORWARD FOREIGN CURRENCY
SALE CONTRACTS		6,450,035	6,441,670	$8,365

At January 31, 2007, the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign securities:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain (Loss)

Australian Dollar	3/22/07	$936,779	$926,735	$(10,044)
Brazilian Real	5/3/07	190,000	193,639	3,639
British Pound	3/22/07	1,595,479	1,598,494	3,015
	3/22/07	324,000	320,213	(3,787)
Canadian Dollar	3/22/07	163,661	162,175	(1,486)
Chilean Peso	6/19/07	10,274	9,956	(318)
	11/5/07	77,849	77,461	(388)
Chinese Yuan	3/16/07	20,000	19,984	(16)
	3/19/07	20,000	20,001	1
	3/20/07	520,000	525,209	5,209
Euro	3/22/07	1,289,143	1,272,333	(16,810)
	3/22/07	144,885	145,837	952
Indonesian Rupiah	2/28/07	18,964	19,516	552
Indian Rupee	3/30/07	9,722	10,153	431
Japanese Yen	2/15/07	25,174	24,329	(845)
	3/22/07	635,542	624,387	(11,155)
Korean Won	2/6/07	160,000	156,962	(3,038)
	3/21/07	38,975	39,459	484
	5/7/07	157,438	157,217	(221)
New Zealand Dollar	3/22/07	464,789	462,520	(2,269)
	3/22/07	154,666	154,738	72
Norwegian Krone	3/22/07	162,000	166,209	4,209
	3/22/07	627,174	621,881	(5,293)
Polish Zloty	4/18/07	190,806	183,798	(7,008)
Russian Rubles	3/15/07	190,000	188,670	(1,330)
	9/19/07	23,860	23,564	(296)
Singapore Dollars	4/18/07	100,000	99,917	(83)
	4/18/07	60,000	60,269	269
	4/30/07	10,208	10,200	(8)
Swedish Krona	3/22/07	1,257,246	1,240,327	(16,919)
	3/22/07	325,000	327,268	2,268
Taiwan Dollar	2/22/07	9,709	9,443	(266)
South African Rand	5/16/07	40,000	38,738	(1,262)
	6/13/07	20,624	20,119	(505)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$9,973,967	$9,911,721	$(62,246)

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain (Loss)

Australian Dollar	3/22/07	$480,000	$473,909	$6,091
	3/22/07	488,000	490,892	(2,892)
British Pound	2/22/07	106,445	107,657	(1,212)
	3/22/07	477,000	480,766	(3,766)
Canadian Dollar	3/22/07	805,000	807,137	(2,137)
	3/22/07	159,000	157,897	1,103
Chinese Yuan	3/16/07	530,000	530,394	(394)
Euro	2/27/07	4,720,418	4,728,650	(8,232)
	3/22/07	12,189	12,304	(115)
	3/22/07	1,547,313	1,526,587	20,726
	3/22/07	1,472,626	1,480,409	(7,783)
Japanese Yen	2/15/07	900,000	881,786	18,214
	2/15/07	36,003	36,220	(217)
	2/28/07	1,750,706	1,767,685	(16,979)
	3/22/07	162,000	163,256	(1,256)
	3/22/07	1,119,000	1,106,524	12,476

ADDITIONAL INVESTMENT INFORMATION (Unaudited)(continued)

		Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain (Loss)

Korean Won	2/6/07	$157,169	$156,963	$206
Mexican Peso	4/12/07	409,649	411,217	(1,568)
New Zealand Dollar	3/22/07	159,000	155,718	3,282
	3/22/07	140,279	140,705	(426)
Norwegian Krone	3/22/07	162,000	166,876	(4,876)
Swedish Krona	3/22/07	323,000	327,402	(4,402)
	3/22/07	639,000	630,160	8,840
Swiss Franc	3/22/07	787,772	767,223	20,549
	3/22/07	488,000	489,670	(1,670)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$18,031,569	$17,998,007	$33,562

FUTURES CONTRACTS

At January 31, 2007, the following futures contracts were open for the Goldman Sachs Core Plus Fixed Income Fund:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	84	March 2007	$19,872,300	$(32,222)
2 Year Euro-Schatz	(17)	March 2007	(1,757,545)	288
5 Year Euro-Bobl	(15)	March 2007	(1,626,300)	39,453
10 Year Euro-Bund	(1)	March 2007	(114,970)	5,028
30 Year Euro-Buxl	2	March 2007	192,720	(2,560)
U.K. Life Long Gilt	(1)	March 2007	(106,260)	7,207
U.S. Treasury Bonds	46	March 2007	5,065,750	(167,895)
2 Year U.S. Treasury Notes	(3)	March 2007	(610,781)	(479)
5 Year U.S. Treasury Notes	27	March 2007	2,822,344	(43,080)
5 Year U.S. Treasury Notes	(71)	March 2007	(7,421,719)	115,919
10 Year U.S. Treasury Notes	(45)	March 2007	(4,803,750)	49,419

TOTAL			$11,511,789	$(28,922)

At January 31, 2007, the following futures contracts were open for the AXA Enterprise Multimanager Core Bond Fund:

	Number of	Settlement		Unrealized
Type	Contracts	Month	Market Value	Gain (Loss)

British Pound Sterling	21	December-07	$4,840,161	$(26,260)
EURODollar	59	March-07	13,957,925	(36,875)
EURODollar	28	June-07	6,625,850	(4,288)
EURODollar	30	September-07	7,105,875	11,813
EURODollar	93	December-07	22,049,138	(20,712)
EURODollar	88	March-08	20,875,800	(14,663)
U.S. Treasury Bonds	71	March-07	7,818,875	(269,371)
U.S. Treasury Notes	11	March-07	1,174,250	(587)
U.S. 5 Year Treasury Notes	(66)	March-07	(6,899,063)	75,588

TOTAL			$77,548,811	$(285,355)

At January 31, 2007, the following futures contracts were open for the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

British Pound Sterling	21	Dec-07	$4,840,161	$(26,260)
Eurodollars	143	Mar-07	33,830,225	(69,097)
Eurodollars	28	Jun-07	6,625,850	(4,288)
Eurodollars	30	Sep-07	7,105,875	11,813
Eurodollars	93	Dec-07	22,049,138	(20,712)
Eurodollars	88	Mar-08	20,875,800	(14,663)
2 Year Euro-Schatz	(17)	Mar-07	(1,757,545)	288
5 Year Euro-Bobl	(15)	Mar-07	(1,626,300)	39,453
10 Year Euro-Bund	(1)	Mar-07	(114,970)	5,028
30 Year Euro-Buxl	2	Mar-07	192,720	(2,560)
U.K. Life Long Gilt	(1)	Mar-07	(106,260)	7,207
U.S. Treasury Bonds	117	Mar-07	12,884,625	(437,266)
U.S. Treasury Notes	11	Mar-07	1,174,250	(587)
2 Year U.S. Treasury Notes	(3)	Mar-07	(610,781)	(479)
5 Year U.S. Treasury Notes	27	Mar-07	2,822,344	(43,080)
5 Year U.S. Treasury Notes	(71)	Mar-07	(7,421,719)	115,919
5 Year U.S. Treasury Notes	(66)	Mar-07	(6,899,063)	75,588
10 Year U.S. Treasury Notes	(45)	Mar-07	(4,803,750)	49,419

TOTAL			$89,060,600	$(314,277)

ADDITIONAL INVESTMENT INFORMATION (Unaudited)(continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2007, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $12,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.28	2/1/07	$500,073,333

Banc of America Securities LLC	1,500,000,000	5.28	2/1/07	1,500,220,000

Barclays Capital PLC	1,000,000,000	5.28	2/1/07	1,000,146,667

Bear Stearns	750,000,000	5.28	2/1/07	750,110,000

Credit Suisse First Bank LLC	1,000,000,000	5.28	2/1/07	1,000,146,667

Deutsche Bank Securities, Inc.	1,000,000,000	5.28	2/1/07	1,000,146,667

Greenwich Capital Markets	300,000,000	5.28	2/1/07	300,044,000

Merrill Lynch	500,000,000	5.28	2/1/07	500,073,333

Morgan Stanley & Co.	500,000,000	5.28	2/1/07	500,073,333

UBS Securities LLC	1,500,000,000	5.28	2/1/07	1,500,220,000

Wachovia Capital Markets	250,000,000	5.28	2/1/07	250,036,667

TOTAL	$8,800,000,000			$8,801,290,667

At January 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 02/09/07 to 11/01/16; Federal Home Loan Mortgage Association, 3.00% to 9.00%, due 05/01/08 to 11/01/46; Federal National Mortgage Association, 0.00% to 7.50%, due 03/01/07 to 01/01/47; and Government National Mortgage Association, 4.50% to 7.50%, due 02/15/07 to 01/15/37. The aggregate market value of the collateral, including accrued interest, was 9,002,503,735.
SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional Amount		Payment received	Payments made	Upfront Payments	Unrealized
Swap Counterparty	(000s)	Termination Date	by the Fund	by the Fund	made (received) by the Fund	Gain (Loss)

Citibank NA(a)	EUR 3,560	3/20/09	3.900%	6 month EURO	$(12,049)	$(17,030)
Citibank NA(a)	EUR 5,780	3/20/09	6 month EURO	3.900	32,175	15,036
Deutsche Bank AG(a)	AUD 1,100	3/20/12	6.200	6 month BBSW	2,060	(11,733)
Deutsche Bank AG(a)	AUD 1,230	3/20/12	6.200	6 month BBSW	(11,109)	293
Citibank NA(a)	EUR 570	3/20/12	6 month EURO	3.900	(1,372)	13,051
Citibank NA(a)	EUR 6,440	3/20/12	3.900	6 month EURO	(73,619)	(58,126)
Deutsche Bank AG(a)	GBP210	3/20/12	6 month BP	5.100	356	9,154
Citibank NA(a)	GBP210	3/20/12	5.100	6 month BP	(2,818)	(6,684)
Citibank NA(a)	JPY 210,000	3/20/12	6 month JYOR	1.500	(8,165)	(3,329)
Citibank NA(a)	JPY 162,000	3/20/12	1.500	6 month JYOR	4,072	4,837
Deutsche Bank AG(a)	USD 260	3/20/12	3 month LIBOR	5.000	(515)	3,428
Deutsche Bank AG(a)	USD 410	3/20/12	3 month LIBOR	5.000	1,757	2,517
Deutsche Bank Securities, Inc. (a)	USD 19,800	6/20/12	5.000	3 month LIBOR	179,310	(391,581)
Deutsche Bank Securities, Inc. (a)	USD 2,100	6/20/12	3 month LIBOR	5.000	13,059	9,455
J.P. Morgan Securities, Inc. (a)	USD 2,100	6/20/12	3 month LIBOR	5.000	14,970	5,800
Banc of America Securities LLC(a)	USD 2,800	6/20/12	5.000	3 month LIBOR	24,306	3,387

ADDITIONAL INVESTMENT INFORMATION (Unaudited)(continued)

Interest Rate Swap Contracts (continued)

			Rates Exchanged
	Notional Amount		Payment received	Payments made	Upfront Payments	Unrealized
Swap Counterparty	(000s)	Termination Date	by the Fund	by the Fund	made (received) by the Fund	Gain (Loss)

Citibank NA(a)	JPY 245,000	3/20/14	6 month JYOR	1.7	$(15,239)	$844
Deutsche Bank Securities, Inc. (a)	USD 13,000	6/20/14	5.100	3 month LIBOR	195,000	(335,412)
J.P. Morgan Securities, Inc. (a)	USD 2,900	6/20/14	3 month LIBOR	5.100	12,605	18,717
Banc of America Securities LLC(a)	USD 3,000	6/20/14	5.100	3 month LIBOR	17,484	11,701
J.P. Morgan Securities, Inc. (a)	USD 2,100	6/20/14	3 month LIBOR	5.100	16,346	4,083
Citibank NA	JPY 213,000	12/20/16	6 month JYOR	1.872	—	(8,596)
Deutsche Bank AG(a)	EUR 1,770	3/20/17	4.000	6 month EURO	12,575	(76,927)
Deutsche Bank AG(a)	SEK 16,400	3/20/17	3 month SKOF	4.000	4,867	82,817
Citibank NA(a)	EUR 2,020	3/21/22	6 month EURO	4.000	72,519	51,611
Deutsche Bank AG(a)	EUR 320	3/20/37	6 month EURO	4.000	3,329	26,962
Citibank NA(a)	EUR 330	3/20/37	6 month EURO	4.000	8,370	453,680
Citibank NA(a)	EUR 200	3/20/37	4.000	6 month EURO	(13,432)	(5,928)
Deutsche Bank Securities, Inc. (a)	USD 700	6/22/37	5.250	3 month LIBOR	19,141	(41,560)

TOTAL					$495,983	($239,533)

(a)	Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.
BBSW — Australian Bank Bill Swap Reference Rate
BP — British Pound Offered Rate
EURO — Euro Offered Rate
JYOR — Japanese Yen Offered Rate
SKOF — Swedish Krona Offered Rate
LIBOR—London Interbank Offered Rate
AUD — Australian Dollar
GBP — British Pounds
SEK — Swedish Krona
TOTAL RETURN INDEX SWAP CONTRACTS

Rates Exchanged
				Payments	Payments
	Notional Amount			received by	made by the	Unrealized
Swap Counterparty	(000s)	Termination Date	Reference Underlying	the Fund	Fund	Loss

J.P. Morgan Securities, Inc.	1,250	4/3/07	Banc of America	Any positive monthly	Any negative monthly	$(400)
			Securities LLC CMBS	duration adjusted	duration adjusted
			AAA 10 Yr Index	return on	return on
				the underlying index	the underlying index

J.P. Morgan Securities, Inc.	500	5/31/07	Banc of America	Any positive monthly	Any negative monthly	(146)
			Securities LLC CMBS	duration adjusted	duration adjusted
			AAA 10 Yr Index	return on	return on
				the underlying index	the underlying index

Banc of America Securities LLC	5,500	5/31/07	Banc of America	Any positive monthly	Any negative monthly	(3,423)
			Securities LLC CMBS	duration adjusted	duration adjusted
			AAA 10 Yr Index	return on	return on
				the underlying index	the underlying index

Banc of America Securities LLC	500	7/2/07	Banc of America	Any positive monthly	Any negative monthly	(396)
			Securities LLC CMBS	duration adjusted	duration adjusted
			AAA 10 Yr Index	return on	return on
				the underlying index	the underlying index

Banc of America Securities LLC	1,000	7/18/07	Banc of America	Any positive monthly	Any negative monthly	(770)
			Securities LLC CMBS	duration adjusted	duration adjusted
			AAA 10 Yr Index	return on	return on
				the underlying index	the underlying index

Banc of America Securities LLC	1,000	8/1/07	Banc of America	Any positive monthly	Any negative monthly	(792)
			Securities LLC CMBS	duration adjusted	duration adjusted
			AAA 10 Yr Index	return on	return on
				the underlying index	the underlying index

TOTAL						$(5,927)

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
January 31, 2007 (Unaudited)

		AXA Enterprise
	Goldman Sachs	Multimanager
	Core Plus Fixed	Core Bond			Pro Forma
	Income Fund	Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (identified cost $37,916,215, $128,487,023, $(1,784,957) and $164,618,281, respectively)	$37,608,383	$127,438,417	$(1,767,271	)(b)	$163,279,529
Investments in short term securities, at value including repurchase agreements (cost $12,700,000, $16,129,881, $0 and $28,829,881, respectively)	12,700,000	16,118,092	—		28,818,092
Cash	580,396 (a)	1,627	—		582,023
Foreign Currencies, at value (identified cost $402,443, $87,313, $0 and $489,756, respectively)	400,591	88,259	—		488,850
Receivables:
Investment securities sold, at value	251,273	6,797,843	1,767,271	(b)	8,816,387
Forward foreign currency exchange contracts, at value	83,583	29,005	—		112,588
Fund shares sold	6,865	394	—		7,259
Interest and dividends, at value	386,283	857,919	—		1,244,202
Swap Contracts, at value (includes upfront payments made of $524,654, $0, $0, and $524,654, respectively)	1,242,756	—	—		1,242,756
Due from broker — variation margin, at value	47,673	70,444	—		118,117
Reimbursement from adviser	1,895	—	—		1,895
Other assets	52,863	—	—		46,936

Total assets	53,362,561	151,402,000	—		204,758,634

Liabilities:
Payables:
Investment securities purchased, at value	542,832	32,544,028	—		33,086,860
Forward foreign currency exchange contracts, at value	115,633	25,639	—		141,272
Fund shares repurchased	—	86,678	—		86,678
Amounts owed to affiliates	22,282	74,917	(74,917	)(c)	22,282
Swap Contracts, at value (includes upfront payments received of $28,671, $0, $0, and $28,671, respectively)	992,233	—	—		986,306
Securities sold short, at value (cost $0, $290,625, $0, and $290,625, respectively)	—	288,094	—		288,094
Variation Margin, at value	8,098	12,375	—		20,473
Accrued expenses and other liabilities	50,229	127,717	74,917	(c)	252,863

Total liabilities	1,731,307	33,159,448	—		34,884,828

Net Assets:
Paid-in capital	51,927,058	121,011,403	—		172,938,461
Accumulated undistributed (distributions in excess of) net investment income	2,084	(37,892)	—		(35,808)
Accumulated net realized gain (loss) on investments, futures and swaps transactions	316,946	(1,393,022)	(17,686	)(b)	(1,093,732)
Net unrealized loss on investments, futures and swaps	(614,834)	(1,337,937)	17,686	(b)	(1,935,085)

Net Assets	$51,631,254	$118,242,552	$—		$169,873,806

Net Assets:
Class A	$1,272,221	$35,653,492	$6,565,562		$43,491,275
Class B	—	18,449,375	—		18,449,375
Class C	268,062	13,598,536	—		13,866,598
Institutional/Class Y	50,090,971	43,975,587	—		94,066,558
Service/Class P	—	6,565,562	(6,565,562)		—

Shares Outstanding:
Class A	127,622	3,642,026	592,583	(d)	4,362,231
Class B	—	1,889,155	(38,666	)(d)	1,850,489
Class C	26,943	1,393,109	(26,422	)(d)	1,393,630
Institutional/Class Y	5,039,552	4,491,565	(67,462	)(d)	9,463,655
Service/Class P	—	671,372	(671,372	)(d)	—

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	5,194,117	12,087,227	(211,339)		17,070,005

Net assets value, offering and redemption price per share:(e)
Class A	$9.97	$9.79	$—		$9.97
Class B	—	9.77	—		9.97
Class C	9.95	9.76	—		9.95
Institutional/Class Y	9.94	9.79	—		9.94
Service/Class P	—	9.78	—		—

(a)	Includes restricted cash of $249,687 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect proceeds on investments that do not meet GS Core Plus Fixed Income Fund’s investment criteria and are assumed to be sold at 01/31/07.

(c)	Adjustment to reclass amount owed to affiliates of AXA Enterprise Multimanager Core Bond Fund.

(d)	Adjustment to reflect increase/(reduction) of shares based on GS Core Plus Fixed Income Fund’s NAVs per share.

(e)	Maximum public offering price per share for Class A Shares is $10.44, $10.28, $0 and $10.44 for the GS Core Plus Fixed Income Fund, the AXA Multimanager Core Bond Fund, Adjustments and Pro Forma Combined Fund, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Core Plus Fixed Income Fund and the AXA Enterprise Multimanager Core Bond Fund
For the Two Months Ended January 31, 2007 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Core Plus Fixed	Multimanager			Pro Forma
	Income Fund*	Core Bond Fund	Adjustments		Combined Fund

Investment Income:
Interest	$415,717	$991,958	$—		$1,407,675
Dividends from Underlying Funds	33,180	—	—		33,180

Total income	448,897	991,958	—		1,440,855

Expenses:
Management fees	39,149	142,168	(57,702	) (a)	123,615
Administrative fees	—	48,940	(48,940	) (b)	—
Distribution and Service fees(e)	451	86,207	(16,011	) (b)	70,647
Transfer Agent fees(e)	3,618	58,147	(35,941	) (b)	25,824
Custody and accounting fees	15,535	15,614	(5,614	) (b)	25,535
Printing fees	6,904	11,032	(7,936	) (b)	10,000
Registration fees	8,630	1,629	(259	) (b)	10,000
Audit fees	8,130	9,800	(9,800	) (b)	8,130
Legal fees	4,142	6,101	(6,101	) (b)	4,142
Trustee fees	2,848	4,222	(4,222	) (b)	2,848
Offering expense	20,540	—	—		20,540
Other	6,904	19,120	(18,024	) (b)	8,000

Total expenses	116,851	402,980	(210,550)		309,281
Less — expense reductions	(75,255)	(154,351)	135,070	(c)	(94,536)

Net Expenses	41,596	248,629	(75,480)		214,745

Net Investment Income	407,301	743,329	75,480		1,226,110

Realized and unrealized gain (loss) on investment, futures and swaps transactions:
Net realized gain (loss) from:
Investment transactions	(84,583)	119,273	(17,686	) (d)	17,004
Futures transactions	349,833	152,724	—		502,557
Swap contracts	10,282	—	—		10,282
Capital gain distributions from Underlying Funds	17,610	—	—		17,610
Foreign currency gain (loss)	23,804	(81,927)	—		(58,123)
Net change in unrealized gain (loss) on:
Investments	(307,832)	(1,458,098)	17,686	(d)	(1,748,244)
Futures	(29,179)	(710,021)	—		(739,200)
Swap contracts	(245,460)	—	—		(245,460)
Translation of assets and liabilities denominated in foreign currencies	(32,363)	189,401	—		157,038

Net realized and unrealized loss on investment and futures transactions	(297,888)	(1,788,648)	—		(2,086,536)

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,413	$(1,045,319)	$75,480		$(860,426)

*	GS Core Plus Fixed Income Fund commenced operations on November 30, 2006.

(a)	Adjustment to reflect management fee based on GS Core Plus Fixed Income Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect expense reduction based on GS Core Plus Fixed Income Fund current expense cap and waivers.

(d)	Adjustment to reflect sale on investments that do not meet GS Core Plus Fixed Income Fund’s investment criteria and are assumed to be sold at 01/31/07.

(e)	Class specific distribution and service and transfer agent fees were as follows:

	Distribution and Service Fees				Transger Agent Fees
Fund	Class A	Class B	Class C	Class P	Class A	Class B	Class C	Institutional/Class Y	Class P
GS Core Plus Fixed Income Fund	$231	$—	$220	$—	$148	$—	$36	$3,434	$—
AXA Enterprise Multimanager Core Bond Fund	27,902	32,014	23,457	2,834	17,755	9,168	6,718	21,259	3,247
Adjustments	(10,471)	(1,555)	(1,151)	(2,834)	(6,599)	(4,295)	(3,150)	(18,650)	(3,247)
Pro Forma Combined Fund	17,662	30,459	22,526	—	11,304	4,873	3,604	6,043	—

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Notes to Pro Forma Financial Statements
For the Two Months Ended January 31, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Core Plus Fixed Income Fund (the “Fund”). The Fund is a diversified portfolio offering three classes of shares — Class A, C and Institutional. Class A shares are sold with a front-end sales charge of up to 4.50%. Class C shares have a contingent deferred sales charge of 1.00% during the first 12 months. Institutional Class shares are not subject to a sales charge.
AXA Enterprise Multimanager Funds Trust (the “Multimanager Trust”) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company. The Enterprise Multimanager Funds Trust currently has fifteen Multimanager Funds, including the Multimanager Core Bond Fund (the “Multimanager Fund”) which offers five classes of shares—Class A, B, C, P, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the two months ended January 31, 2007. Class A and Class P of the Multimanager Fund will be combined with Class A of the Fund, Class B of the Multimanager Fund will be combined with Class B of the Fund (which will commence operations at the effective time of the Reorganization), Class C of the Multimanager Fund will be combined with Class C of the Fund and Class Y of the Multimanager Fund will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Multimanager Fund into the Fund. The acquisition is expected to be completed in May 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Multimanager Fund will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Multimanager Fund. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Multimanager Fund. The Multimanager Fund will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on January 31, 2007 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the January 31, 2007 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional

Shares Issued	4,234,609	1,850,489	1,366,687	4,424,103
Net Assets 01/31/2007	$42,219,054	$18,449,375	$13,598,536	$43,975,587
Pro Forma Net Asset Value 01/31/2007	$9.97	$9.97	$9.95	$9.94
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and are included in interest income in the accompanying Statement of Operations. Original issue discounts (OID) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are accreted/amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in Portfolio securities (including futures transactions) may be effected from time to time through Goldman, Sachs & Co. (“Goldman Sachs”) or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     The Multimanager Fund had capital loss carryforwards as of its most recent fiscal year ended October 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below:

Capital Loss Carryforward*	The Multimanager Fund

Expiring 2013	$162,423
Expiring 2014	$1,203,943

Total	$1,366,366

*	Expiration occurs on October 31 of the year indicated. Utilization of these losses may be limited under the Internal Revenue Code.

E. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
H. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
I. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specific prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An upfront payment made and/or received by the Funds, is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is only recorded as a realized gain or loss when either the contract’s term ends or, with respect to a Credit Default Swap, a credit event occurs. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements.
J. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are ‘‘marked-to-market’’ daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2007, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.
K. Offering Costs — Offering costs paid in connection with the offering of shares of the Fund are amortized on a straight-line basis over 12 months from the date of the commencement of operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     GSAM receives a Management fee on a contractual basis at the following rates:

Average Daily Net Assets	Annual Rate

Up to $1 Billion	0.45%
Next $1 Billion	0.41%
Over $2 Billion	0.39%

     The Fund invests in the Goldman Sachs High Yield and Goldman Sachs Emerging Markets Debt Funds. GSAM has voluntarily agreed to reimburse Management fees charged on such investments to prevent duplicative Management fee costs to shareholders.
     GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the two months ended January 31, 2007, the Other Expense limitations for the Fund as an annual percentage rate of average daily net assets were 0.004%.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and C shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.

     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class C contingent deferred sales charges. For the two months ended January 31, 2007, Goldman Sachs advised the Fund that it did not retain any amounts for Class A and Class C.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A, Class B and Class C, and 0.04% of the average daily net assets for Institutional Shares.
     For the two months ended January 31, 2007, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Fund has entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Fund’s expenses. The Fund’s expense reductions were approximately, $2,000, $0, $73,000 and $0 for Management Fee Reimbursement, Transfer Agent Fee Reduction, Other Expense Reimbursement and Custody Fee Reduction, respectively. The Multimanager Fund’s expense reductions were approximately, $154,000, $0, $0 and $0 for Management Fee waiver, Transfer Agent Fee Reduction, Other Expense Reimbursement and Custody Fee Reduction, respectively.
     At January 31, 2007, amounts owed to affiliates by the Fund were approximately $20,000, $0 and $2,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
     The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Fund as a reduction in share redemptions. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Fund on a pro rata basis.

GOLDMAN SACHS TRUST
FORM N-14
PART C — OTHER INFORMATION
Item 15. Indemnification
          Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).
          The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits (6)(a) through (6)(g).
          Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7)(a). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.
          Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits
          The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective

Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to

Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490); to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459); to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (0000950123-05-015341); to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-001985); to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-002378); to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-005419); to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-007014); to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-008041); to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012408); to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012620); to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-015465) to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (0000950123-07-0000569); to Form N-14 (0000950123-07-000723); to Form N-14/A (0000950123-07-000733); and to Form N-14/A (0000950123-07-000735).
(1) (a)	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-007490).

(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977. (Accession No. 0000950123-05-014459).

(ff)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-015341).

(gg)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(hh)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(ii)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(jj)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-010686).

(kk)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-008041).

(ll)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(mm)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(2) (a)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

(d)	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

(e)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).
(3)	Not Applicable

(4) (a)	Agreement and Plan of Reorganization for the AXA Enterprise Funds Trust dated January 24, 2007. (Accession No. 0000950123-07-000723).

(b)	Agreement and Plan of Reorganization for the AXA Enterprise Multimanager Funds Trust dated January 24, 2007. (Accession No. 0000950123-07-000723).

(c)	Agreement and Plan of Reorganization for the Enterprise Group of Funds, Inc. dated January 24, 2007. (Accession No. 0000950123-07-000723).

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).

(6) (a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(x)	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(y)	Amended Annex A dated November 12, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(z)	Amended Annex A dated November 9, 2006 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-06- 015465).

(aa)	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

(bb)	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

(cc)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

(dd)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).

(ee)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund. (Accession No. 0000950123-06-015465).

(ff)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund. (Accession No. 0000950123-06-015465).

(gg)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(hh)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(ii)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Enhanced Income Fund, Global Income fund, Government Income Fund, Municipal Income Fund, Investment Grade Credit Fund, U.S. Mortgages Fund, High Yield Fund, High Yield Municipal Fund and Emerging Markets Debt Fund. (Accession No. 0000950123-06-015465).

(jj)	Fee Reduction Commitment dated April 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Balanced Fund, CORE Large Cap Value Fund, Growth and Income Fund, Real Estate Securities Fund, Asia Growth Fund, CORE International Equity Fund, CORE U.S. Equity Fund, CORE Large Cap Growth Fund, European Equity Fund, International Equity Fund, Large Cap Value Fund, Strategic Growth Fund, Research Select Fund, CORE Tax-Managed Equity Fund, Tollkeeper Fund, Concentrated Growth Fund, Japanese Equity Fund, CORE Small Cap Equity Fund, Emerging Markets Equity Fund, International Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Fund and Growth Opportunities Fund. (Accession No. 0000950123-06-015465).

(7) (a)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

(b)	Amended Exhibit A dated November 9, 2006 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-06-015465).

(8)	Not applicable.

(9) (a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 9(b). (Accession No. 0000950130-98-000965).

(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-01-509514).

(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-01-509514).

(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-01-509514).

(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-003780).

(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(mm)	Global Custody Agreement dated June 30, 2006 between Registrant and J.P. Morgan Chase Bank, N.A. (Accession No. 0000950123-07-000569).

(10) (a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004. (Accession No. 0000950123-04-015178).

(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).

(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable. (Accession No. 0000950123-07-000723).

(12)	Forms of opinion of counsel with respect to certain tax consequence. (Accession No. 0000950123-07-000723). Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

(13) (a)	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(b)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(c)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

(d)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

(e)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(f)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio. (Accession No. 0000950123-01-509514).

(n)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q)	Goldman Sachs Cash Management Shares Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-06-001985).

(r)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(w)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(x)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(y)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(z)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(aa)	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(bb)	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(cc)	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(dd)	Mutual Fund Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investors Service Co. (Accession No. 00009501233-07- 000569).

(14) (a)	Consents of PricewaterhouseCoopers LLP (Accession No. 0000950123- 07-000723).

(b)	Consents of PricewaterhouseCoopers LLP (Accession No. 0000950123- 07-000723).

(c)	Consents of Ernst & Young LLP (Accession No. 0000950123- 07-000723).

(15)	Not Applicable

(16) (a)	Certificate of Secretary. (Accession No. 0000950123- 07-000723).

(b)	Powers of Attorney. (Accession No. 0000950123- 07-000723).

(17) (a)	Form of Voting Instruction Form. (Accession No. 0000950123- 07-000723).

(b)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund. (Accession No. 0000950123-07-000733).

(c)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund. (Accession No. 0000950123-07-000733).

(d)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(e)	Supplement dated January 9, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares dated December 29, 2006 with respect to the Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(f)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(g)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund. (Accession No. 0000950123-07-000733).

(h)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund. (Accession No. 0000950123-07-000733).

(i)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Domestic Equity Funds dated December 29, 2006; Class A Shares, Class B Shares and Class C Shares of the International Equity Funds dated December 29, 2006; and Class A Shares, Class B Shares and Class C Shares of the Structured Equity Funds dated December 29, 2006. (Accession No. 0000950123-07-000733).

(j)	Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(k)	Supplement dated June 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs High Yield Fund. (Accession No. 0000950123-07-000733).

(l)	Supplement dated December 13, 2006 to the Prospectus for the Class A Shares dated February 28, 2006 with respect to the Goldman Sachs Enhanced Income Fund. (Accession No. 0000950123-07-000733).

(m)	Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(n)	Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund (Class A Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(o)	Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Enhanced Income Fund. (Accession No. 0000950123-07-000733).

(p)	Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund. (Accession No. 0000950123-07-000733).

(q)	Supplement dated December 13, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund. (Accession No. 0000950123-07-000733).

(r)	Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund. (Accession No. 0000950123-07-000733).

(s)	Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only) and Goldman Sachs New York Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund and Goldman Sachs New York Intermediate AMT-Free Municipal Fund. (Accession No. 0000950123-07-000733).

(t)	Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund. (Accession No. 0000950123-07-000733).

(u)	Prospectus dated January 19, 2007 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Strategic International Equity Fund. (Accession No. 0000950123-07-000733).

(v)	Prospectus dated January 19, 2007 with respect to Institutional Shares of the Goldman Sachs Strategic International Equity Fund. (Accession No. 0000950123-07-000733).

(w)	Prospectus dated January 19, 2007 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(x)	Prospectus dated January 19, 2007 with respect to Institutional Shares of the Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(y)	Prospectus dated October 16, 2006 with respect to Class A Shares and Class C Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(z)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Municipal Fixed Income Funds dated February 28, 2006; Class A Shares, Class B Shares and Class C

Shares of the Taxable Fixed Income Funds dated February 28, 2006; and Class A Shares and Class C Shares of the Taxable Fixed Income Funds Prospectus for the Core Plus Fixed Income dated October 16, 2006, as amended November 29, 2006. (Accession No. 0000950123-07-000733).

(aa)	Prospectus dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(bb)	Prospectus dated October 16, 2006 with respect to Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(cc)	Prospectus dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund. (Accession No. 0000950123-07-000733).

(dd)	Prospectus dated April 28, 2006 with respect to Class B Shares, Class C Shares and ILA Service Shares of the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio. (Accession No. 0000950123-07-000733).

(ee)	Prospectus dated April 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000733).

(ff)	Prospectus dated April 28, 2006 with respect to Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000733).

(gg)	Prospectus dated April 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000733).

(hh)	Prospectus dated April 28, 2006 with respect to Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000733).

(ii)	Supplement dated September 8, 2006 to the Prospectuses for Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Asset Allocation Portfolios dated April 28, 2006; and Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Specialty Funds dated April 28, 2006. (Accession No. 0000950123-07-000733).

(jj)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Asset Allocation Portfolios dated April 28, 2006; and Class A Shares, Class B Shares and Class C Shares of the Specialty Funds dated April 28, 2006. (Accession No. 0000950123-07-000733).

(kk)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid-Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund and Goldman Sachs Concentrated Growth Fund. (Accession No. 0000950123-07-000733).

(ll)	Statement of Additional Information dated February 28, 2006, as amended July 12, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(mm)	Statement of Additional Information dated January 10, 2007 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Structured Small Cap Value Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Strategic International Equity Fund. (Accession No. 0000950123-07-000733).

(nn)	Statement of Additional Information dated October 16, 2006, as amended November 29, 2006, with respect to Class A Shares, Class C Shares and Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(oo)	Statement of Additional Information dated January 10, 2007 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund and Class

B Shares and Service Shares of the Goldman Sachs Core Plus Fixed Income Fund. (Accession No. 0000950123-07-000733).

(pp)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund. (Accession No. 0000950123-07-000733).

(qq)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000733).

(rr)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000733).

(ss)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund. (Accession No. 0000950123-07-000733).

(tt)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Growth Opportunities Fund and Goldman Sachs Small/Mid-Cap Growth Fund. (Accession No. 0000950123-07-000733).

(uu)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs

Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund. (Accession No. 0000950123-07-000733).

(vv)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund. (Accession No. 0000950123-07-000733).

(ww)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Investment Grade Credit Fund. (Accession No. 0000950123-07-000733).

(xx)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Short Duration Government Fund. (Accession No. 0000950123-07-000733).

(yy)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund. (Accession No. 0000950123-07-000733).

(zz)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund. (Accession No. 0000950123-07-000733).

(aaa)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Government Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio, Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio. (Accession No. 0000950123-07-000735).

(bbb)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Government Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio, Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional

Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio. (Accession No. 0000950123-07-000735).

(ccc)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000735).

(ddd)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund(SM), Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund. (Accession No. 0000950123-07-000735).

(eee)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000735).

(fff)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. (Accession No. 0000950123-07-000735).

(ggg)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(hhh)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Mergers and Acquisitions Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA

Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(iii)	Supplement dated March 16, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund) of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(jjj)	Supplement dated March 16, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Multi-Cap Growth Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(kkk)	Supplement dated March 27, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund) of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(lll)	Supplement dated May 30, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Tax Exempt Income Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(mmm)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(nnn)	Supplement dated October 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(ooo)	Supplement dated October 1, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(ppp)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Tax-Exempt Income Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(qqq)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the AXA Enterprise Funds of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(rrr)	Supplement dated January 5, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust. (Accession No. 0000950123-07-000735).

(sss)	AXA Enterprise Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund. (Accession No. 0000950123-07-000735).

(ttt)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares, Class P Shares, and Class Y Shares of the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(uuu)	Prospectus dated March 1, 2006, as revised May 1, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation

Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(vvv)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressrgive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(www)	Supplement dated June 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(xxx)	Supplement dated June 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(yyy)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(zzz)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006, as revised May 1, 2006, with respect to the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(aaaa)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(bbbb)	Supplement dated September 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(cccc)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the AXA Enterprise Multimanager Funds of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(dddd)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006, as revised May 1, 2006, and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(eeee)	Supplement dated January 5, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(ffff)	Supplement dated January 5, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust. (Accession No. 0000950123-07-000735).

(gggg)	AXA Enterprise Multimanager Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund. (Accession No. 0000950123-07-000735).

(hhhh)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(iiii)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(jjjj)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(kkkk)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the Enterprise Group Funds of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(llll)	Supplement dated January 5, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Growth Fund of the Enterprise Group of Funds, Inc. (Accession No. 0000950123-07-000735).

(mmmm)	The Enterprise Group of Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund. (Accession No. 0000950123-07-000735).
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
          As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 13th day of March, 2007. The registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) of the Securities Act of 1933.

GOLDMAN SACHS TRUST Registrant
By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

          As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date

Kaysie P. Uniacke [1]Kaysie P. Uniacke	President (Chief Executive Officer)	March 13, 2007

[1]John M. Perlowski John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	March 13, 2007

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	March 13, 2007

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	March 13, 2007

[1]Patrick T. Harker Patrick T. Harker	Trustee	March 13, 2007

[1]Mary Patterson McPherson Mary Patterson McPherson	Trustee	March 13, 2007

[1]Alan A. Shuch Alan A. Shuch	Trustee	March 13, 2007

[1]Richard P. Strubel Richard P. Strubel	Trustee	March 13, 2007

1By: /s/Peter V. Bonanno Peter V. Bonanno,
Attorney-In Fact

[1]	Pursuant to a power of attorney incorporated herein by reference.